UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4367
                                                     ---------------------

                    Liberty - Stein Roe Funds Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                     LIBERTY
                                   HIGH YIELD
                                 MUNICIPAL FUND
                                  Annual Report
                                  June 30, 2003


[photo of woman smiling]



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


                                     LIBERTY
                                   HIGH YIELD
                                 MUNICIPAL FUND
                                  Annual Report
                                  June 30, 2003


[photo of woman smiling]



                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.



              To sign up for eDelivery, go to www.icsdelivery.com.

 PRESIDENT'S MESSAGE


[photo of Joseph R. Palombo]


Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child, or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about fund performance and the strategies used by fund manager Maureen Newman. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 6/30/03 ($)
         Class A                           11.25
         Class B                           11.25
         Class C                           11.25
         Class Z                           11.25

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 6/30/03 ($)
         Class A                            0.72
         Class B                            0.62
         Class C                            0.64
         Class Z                            0.75

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/93 -- 6/30/03

PERFORMANCE OF A $10,000 INVESTMENT
6/30/93 -- 6/30/03 ($)

                 without       with
                  sales       sales
                  charge      charge
-------------------------------------
 Class A          17,275      16,455
-------------------------------------
 Class B          17,147      17,147
-------------------------------------
 Class C          17,172      17,172
-------------------------------------
 Class Z          17,414        n/a
-------------------------------------

[mountain chart data]:



                                                         Lehman Brothers
                    Class A shares    Class A shares           Municipal
              without sales charge  with sales charge         Bond Index

6/1993                      $10,000          $ 9,525            $10,000
                              9,997            9,522             10,013
                             10,190            9,706             10,221
                             10,308            9,819             10,338
                             10,331            9,840             10,357
                             10,276            9,788             10,266
                             10,428            9,933             10,483
                             10,530           10,030             10,602
                             10,312            9,823             10,328
                              9,895            9,425              9,907
                              9,962            9,489              9,992
                             10,092            9,612             10,079
                             10,096            9,616             10,017
                             10,218            9,732             10,200
                             10,259            9,771             10,236
                             10,143            9,661             10,086
                              9,998            9,523              9,906
                              9,816            9,349              9,727
                             10,009            9,534              9,941
                             10,371            9,879             10,225
                             10,618           10,114             10,523
                             10,710           10,201             10,644
                             10,725           10,215             10,656
                             11,051           10,526             10,996
                             10,960           10,439             10,901
                             11,064           10,538             11,004
                             11,178           10,647             11,144
                             11,241           10,707             11,214
                             11,424           10,881             11,377
                             11,636           11,084             11,566
                             11,782           11,222             11,677
                             11,862           11,298             11,766
                             11,765           11,206             11,686
                             11,632           11,079             11,536
                             11,597           11,046             11,504
                             11,614           11,062             11,499
                             11,712           11,155             11,624
                             11,770           11,211             11,729
                             11,799           11,238             11,727
                             11,960           11,392             11,891
                             12,093           11,519             12,025
                             12,286           11,703             12,245
                             12,310           11,725             12,194
                             12,341           11,754             12,217
                             12,439           11,848             12,329
                             12,330           11,744             12,165
                             12,422           11,832             12,268
                             12,615           12,016             12,453
                             12,752           12,147             12,586
                             13,055           12,434             12,935
                             12,996           12,378             12,813
                             13,124           12,501             12,966
                             13,208           12,581             13,049
                             13,301           12,669             13,126
                             13,486           12,845             13,317
                             13,615           12,969             13,454
                             13,637           12,989             13,458
                             13,642           12,994             13,471
                             13,612           12,966             13,410
                             13,789           13,134             13,622
                             13,816           13,159             13,675
                             13,854           13,196             13,709
                             14,022           13,356             13,922
                             14,129           13,457             14,096
                             14,109           13,439             14,096
                             14,158           13,486             14,145
                             14,198           13,523             14,180
                             14,320           13,640             14,349
                             14,283           13,604             14,286
                             14,324           13,644             14,306
                             14,376           13,693             14,342
                             14,404           13,720             14,258
                             14,256           13,579             14,053
                             14,297           13,618             14,104
                             14,156           13,483             13,991
                             14,135           13,463             13,997
                             13,942           13,280             13,845
                             14,033           13,366             13,992
                             13,893           13,233             13,887
                             13,781           13,127             13,826
                             13,893           13,233             13,986
                             14,081           13,412             14,291
                             14,055           13,388             14,207
                             13,981           13,317             14,133
                             14,228           13,552             14,508
                             14,393           13,710             14,709
                             14,585           13,892             14,936
                             14,534           13,843             14,858
                             14,617           13,922             15,020
                             14,653           13,957             15,134
                             14,857           14,151             15,508
                             14,939           14,229             15,662
                             14,949           14,239             15,712
                             15,048           14,333             15,853
                             14,893           14,185             15,682
                             15,033           14,319             15,851
                             15,160           14,440             15,958
                             15,424           14,692             16,194
                             15,827           15,075             16,461
                             15,653           14,909             16,405
                             15,809           15,058             16,600
                             15,718           14,971             16,461
                             15,611           14,869             16,304
                             15,782           15,033             16,586
                             15,942           15,185             16,785
                             15,701           14,955             16,456
                             15,999           15,239             16,777
                             16,055           15,293             16,880
                             16,211           15,441             17,059
                             16,339           15,563             17,279
                             16,468           15,686             17,486
                             16,656           15,865             17,869
                             16,333           15,557             17,572
                             16,406           15,627             17,499
                             16,597           15,808             17,868
                             16,557           15,770             17,823
                             16,787           15,990             18,073
                             16,792           15,994             18,083
                             16,963           16,158             18,203
                             17,284           16,463             18,629
6/2003                       17,275           16,455             18,551



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.
Past performance cannot predict future investment results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on June 30, 1993 and reinvestment of income and capital gains distributions. The Lehman Brothers Municipal Bond Index is a unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year, issued on or after January 1, 1991, with deal size greater than $50 million and a maturity size of at least $5 million, and having a fixed rate coupon. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


Average annual total return as of 6/30/03 (%)

Share class                       A                           B                           C                     Z
Inception                     07/31/00                    07/15/02                    07/15/02              03/05/84
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                    6.58          1.53          5.79          0.79          5.94           4.94          6.82
-------------------------------------------------------------------------------------------------------------------
5-year                    4.58          3.56          4.42          4.10          4.45           4.45          4.74
-------------------------------------------------------------------------------------------------------------------
10-year                   5.62          5.11          5.54          5.54          5.56           5.56          5.70
-------------------------------------------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C sales charge of 1% which also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A share (newer class shares) performance information includes returns of the Fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Classes B and C share (newer class shares) performance information includes returns of the Fund's class A shares for periods prior to the inception of the newer class shares. These class A and Z share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between class A and class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B and C shares would have been lower.

SEC YIELDS AS OF 6/30/03 (%)
CLASS A               4.34
CLASS B               3.81
CLASS C               3.96
CLASS Z               4.76

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public Offering price at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 6/30/03 (%)
CLASS A               7.07
CLASS B               6.21
CLASS C               6.45
CLASS Z               7.75

Taxable-equivalent SEC yields are based on the combined maximum effective 38.6% federal and state income tax rate. This tax rate does not reflect the phase out of exemption or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.




 PORTFOLIO MANAGER'S REPORT


For the 12-month period ended June 30, 2003, class A shares of Liberty High Yield Municipal Fund returned 6.58% without sales charge. The fund trailed the 8.74% return of its benchmark, the Lehman Brothers Municipal Bond Index. The fund fell behind as higher-quality bonds, which dominate the index, outpaced high-yield bonds. The fund did, however, come out ahead of the 5.40% average return of its peer group, the Lipper Current High Yield Municipal Debt Fund Category.1 Relative to the peer group, we believe that the fund had a more sizable stake in high-grade bonds, which helped performance.

INVERSE FLOATERS BOOST PERFORMANCE
Bond prices moved up during the past year as interest rates continued to decline. High-yield municipal bonds, however, trailed the returns of higher-quality municipal issues amid worries that a slow economy would hurt the revenues of issuers.

In this environment, the fund benefited from owning inverse floating rate bonds, whose coupons (or stated interest rates) adjust upward as short-term interest rates decline. The high quality ratings of the inverse floaters made them attractive in an unsettled market, while their high coupons provided income to the fund. The fund also benefited from specific issues that performed well, including US Airways (0.4% of net assets), which emerged from bankruptcy.2

INTERMEDIATE FOCUS AND DIVERSIFICATION
LIMIT DOWNSIDE RISK
We focused mainly on bonds with intermediate maturities (15-20 years), which provided most of the yield of longer maturity issues with less risk. In addition, we kept the fund well diversified. We owned small stakes in a large number of non-rated bonds, which helped generate income while reducing the risk of default. We also diversified across sectors and, within sectors, among individual securities. Our biggest focus was on essential service bonds, which are backed by revenues from user fees and tend to hold up better than other sectors in an economic downturn.




---------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.
2  Holdings are disclosed as of June 30, 2003 and are subject to change.

During the period, we added to the fund's electric utilities holdings. We bought bonds issued by Portland General, PacifiCorp, and Southwest Gas (0.1%, 0.4%, and 0.3% of net assets, respectively). Utility bond prices were hit hard after the power supply crisis in California in 2001 and again after the Enron scandal in 2002. These particular bonds offered high yields and relatively short maturities. We also added exposure in the education sector, buying college bonds that tend to benefit from strong enrollment trends and the ability to raise prices even in a lackluster economy. We reduced our investment in hospital bonds that had outperformed the market.

Disappointments included some nursing home bonds, which suffered from cutbacks in Medicare reimbursements, and some airlines, such as United Airlines (0.1% of net assets), that declared bankruptcy during the period.

OUTLOOK IS FAVORABLE FOR HIGH YIELD SECTOR
We are optimistic about the prospects for the high-yield municipal market. At mid-year, municipal bond prices looked attractive relative to Treasuries. Within the municipal bond sector, high-yield issues looked particularly cheap. During the spring, we were encouraged to see yields on high-yield bonds begin to stabilize. Going forward, we expect a slow economic recovery, stable to higher interest rates and tame inflation to benefit high-yield bonds. We will continue to emphasize diversification across sectors, individual securities and states, and expect to focus on issues with intermediate maturities.

/s/ Maureen G. Newman

Maureen G. Newman has managed the Liberty High Yield Municipal Fund since November 1998.



Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high-yield bonds involves greater risk of loss due to credit deterioration than higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The manager seeks to identify opportunities and attempts to react quickly to market changes.



 QUALITY BREAKDOWN AS OF 6/30/03 (%)

[bar chart data]:

AAA                                 20.2
AA                                   2.1
A                                   11.2
BBB                                 15.4
BB                                   5.8
B                                    0.6
CCC                                  0.9
CC                                   0.1
Non-rated                           37.8
Cash and equivalent                  5.9



 MATURITY BREAKDOWN AS OF 6/30/03 (%)

[bar chart data]:

0-1 years                            6.0
1-3 years                            0.7
3-5 years                            2.4
5-7 years                            8.2
7-10 years                           8.8
10-15 years                         15.6
15-20 years                         19.9
20-25 years                         19.1
25 years and over                   19.3



Quality and maturity breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

 INVESTMENT PORTFOLIO

June 30, 2003



MUNICIPAL BONDS - 92.2%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 4.3%
EDUCATION - 2.2%
CA California Statewide
   Communities Development
   Authority, Crossroads School,
   Series 1998,
   6.000% 08/01/28             $1,030,000   $ 1,087,000
   San Francisco Art Institute,
   Series 2002,
   7.375% 04/01/32               750,000        771,285
IL State Development Finance
   Authority, Latin School of
   Chicago Project, Series 1998,
   5.650% 08/01/28             1,725,000      1,757,827
IL University of Illinois,
   Certificate of Participation,
   Utilities Infrastructure
   Projects, Series 2001 A,
   5.500% 08/15/16             1,425,000      1,589,744
MA State Development Finance
   Agency, Western New
   England College, Series 2002,
   6.125% 12/01/32               300,000        311,808
OH University of Cincinnati,
   Series 2003 C,
   5.000% 06/01/21             1,000,000      1,064,320
WV State University,
   Series 2000 A:
   (a) 04/01/19                1,250,000        602,225
   (a) 04/01/25                2,750,000        913,715
VT State Education & Health
   Buildings Agency, Vermont
   Law School Project,
   Series 2003 A,
   5.500% 01/01/33               500,000        480,970
                                           ------------
                                              8,578,894
                                           ------------
STUDENT LOAN - 2.1%
OH Student Loan Funding
   Corporation, Series 1992 B,
   6.750% 01/01/07             1,075,000      1,077,472
NE Nebhelp, Inc.,
   Series 1993 A-6,
   6.450% 06/01/18             4,000,000      4,497,160
NM State Educational Assistance
   Foundation, Series 1996 A-2,
   6.650% 11/01/25             1,955,000      1,961,491
TX Brazos Higher Educational
   Facilities Authority,
   Series 1993 C-2,
   5.875% 06/01/04               390,000        390,047
                                           ------------
                                              7,926,170
                                           ------------





                                      PAR         VALUE
-------------------------------------------------------
HEALTHCARE - 22.4%
CONGREGATE CARE RETIREMENT - 6.9%
CA La Verne, Brethren Hillcrest
   Homes, Series 2003 B,
   6.625% 02/15/25            $  685,000     $  691,562
CA Statewide Community
   Development Authority,
   Eskaton Village - Grass
   Valley, Series 2000,
   8.250% 11/15/31             1,750,000      1,910,860
CT State Development Authority,
   The Elim Park Baptist, Inc.
   Project, Series 2003,
   5.850% 12/01/33               660,000        677,259
FL Capital Projects Finance
   Authority, Glenridge on
   Palmer Ranch, Series 2002 A,
   8.000% 06/01/32             1,250,000      1,272,238
FL Orange County Health
   Facilities Authority, Orlando
   Lutheran Towers, Inc.,
   Series 1996,
   8.625% 07/01/20             1,500,000      1,578,060
HI State Department of Budget
   & Finance, Kahala Nui
   Project, Series 2003 A:
   7.875% 11/15/23               250,000        253,988
   8.000% 11/15/23             1,000,000      1,017,410
IL State Health Facilities
   Authority, Lutheran Senior
   Ministries, Series 2001,
   7.375% 08/15/31               550,000        566,555
MA Boston Industrial
   Development Financing
   Authority, Springhouse, Inc.,
   Series 1998,
   5.875% 07/01/20               235,000        234,037
MA State Development
   Finance Agency, Loomis
   Community Project:
   Series 1999 A,
   5.625% 07/01/15               650,000        637,540
   Series 2002 A,
   6.900% 03/01/32               220,000        228,866
MO State Health & Educational
   Facilities Authority,
   Lutheran Senior Services,
   Series 1997,
   5.750% 02/01/17             2,000,000      2,070,060




See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
NH State Higher Educational &
   Health Facilities Authority,
   Rivermead at Peterborough,
   Series 1998:
   5.625% 07/01/18             $ 500,000      $ 471,870
   5.750% 07/01/28             1,665,000      1,507,541
NJ State Economic
   Development Authority:
   Seabrook Village, Inc.,
   Series 2000 A,
   8.250% 11/15/30             1,125,000      1,235,250
   Winchester Gardens,
   Series 1996 A,
   8.625% 11/01/25             2,000,000      2,134,480
PA State Authority for Industrial
   Development, Baptist Home
   of Philadelphia, Series 1998,
   5.500% 11/15/18               530,000        470,513
PA Chartiers Valley Industrial &
   Commercial Development
   Authority, Asbury Health
   Center, Series 1999,
   6.375% 12/01/24               750,000        745,897
PA Lancaster Industrial
   Development Authority,
   Garden Spot Village Project,
   Series 2000 A,
   7.625% 05/01/31               825,000        878,212
TN Metropolitan Government,
   Nashville and Davidson County,
   Blakeford at Green Hills,
   Series 1998,
   5.650% 07/01/24             1,825,000      1,644,088
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement
   Obligation Group:
   Series 1998 A,
   5.900% 11/15/25             1,350,000      1,242,742
   Series 2003 A,
   7.000% 11/15/33               300,000        301,317
WI State Health & Educational
   Facilities Authority:
   Attic Angel Obligated Group,
   Series 1998,
   5.750% 11/15/27             2,125,000      1,923,486
   Clement Manor, Series 1998,
   5.750% 08/15/24             2,200,000      2,006,224
   Lutheran Program for the
   Aging, Series 1998,
   5.700% 03/01/28               750,000        680,782
                                           ------------
                                             26,380,837
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
HEALTH SERVICES - 0.6%
IL State Health Facilities
   Authority, Midwest Physicians
   Group Ltd., Series 1998,
   5.500% 11/15/19              $ 90,000       $ 72,267
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute,
   Series 1999:
   5.650% 02/01/19               370,000        359,170
   5.750% 02/01/29               550,000        533,495
MA State Health & Educational
   Facilities Authority, Civic
   Investments, Inc.,
   Series 2002 A,
   9.000% 12/15/15             1,250,000      1,382,775
                                           ------------
                                              2,347,707
                                           ------------
HOSPITALS - 9.1%
AZ Health Facilities Authority,
   Phoenix Memorial
   Hospital, Series 1991,
   8.125% 06/01/12 (b)         2,167,774        476,910
CA State Health Facilities
   Financing Authority Revenue,
   Stanford Hospital & Clinics
   Project, Series 2003 A,
   5.000% 11/15/23 (c)         1,500,000      1,502,325
CA Whittier Health Facilities
   Revenue, Presbyterian
   Intercommunity Hospital,
   Series 2002,
   5.750% 06/01/31             1,000,000      1,036,900
CO La Junta, Arkansas Valley
   Regional Medical Center
   Project, Series 1999,
   6.100% 04/01/24               900,000        897,165
CO State Health Care
   Facilities Authority:
   National Jewish Medical
   & Research Center,
   Series 1998,
   5.375% 01/01/23             1,080,000      1,064,610
   Parkview Medical Center,
   Inc. Project,
   Series 2001,
   6.600% 09/01/25               300,000        318,375
FL Hillsborough County
   Industrial Development
   Authority, Tampa General
   Hospital Project,
   Series 2003 B,
   5.250% 10/01/34             1,000,000        971,220




See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITALS (CONTINUED)
FL Orange County Health
   Facilities Authority, Orlando
   Regional Healthcare System:
   Series 1999 E,
   6.000% 10/01/26             $ 875,000      $ 919,179
   Series 2002,
   5.750% 12/01/32               350,000        365,502
FL West Orange
   Healthcare District,
   Series 2001 A,
   5.650% 02/01/22             1,450,000      1,493,341
IL Southwestern Illinois
   Development Authority,
   Anderson Hospital,
   Series 1999:
   5.500% 08/15/20               500,000        499,305
   5.625% 08/15/29               250,000        246,115
IL State Health Facilities
   Authority, Thorek Hospital
   & Medical Center,
   Series 1998,
   5.375% 08/15/28               500,000        448,420
MA State Health & Educational
   Facilities Authority,
   Milford-Whitinsville Hospital,
   Series 2002 D,
   6.350% 07/15/32               500,000        521,390
MD State Health & Higher
   Educational Facilities
   Authority, Adventist
   HealthCare, Series 2003 A:
   5.000% 01/01/16               400,000        399,264
   5.750% 01/01/25               600,000        612,324
MI Dickinson County,
   Series 1999,
   5.800% 11/01/24             1,000,000        988,340
MI Flint Hospital Building
   Authority, Hurley
   Medical Center:
   Series 1998 A,
   5.375% 07/01/20               465,000        410,683
   Series 1998 B,
   5.375% 07/01/28             1,050,000        873,600
MN St. Paul Housing &
   Redevelopment Authority,
   HealthEast Project,
   Series 1993 B,
   6.625% 11/01/17               250,000        229,507




                                      PAR         VALUE
-------------------------------------------------------
MN Washington Housing &
   Redevelopment Authority,
   HealthEast Project,
   Series 1998,
   5.250% 11/15/12            $1,250,000    $ 1,067,462
MS Mississippi Business
   Finance Corporation, Rush
   Medical Foundation, Inc.,
   Series 1998,
   5.625% 07/01/23               725,000        635,687
NC State Medical Care
   Commission, Stanly Memorial
   Hospital Project,
   Series 1999,
   6.375% 10/01/29             1,000,000      1,086,470
NH State Higher Educational
   & Health Facilities Authority,
   Littleton Hospital Assoc., Inc.:
   Series 1998 A:
   5.900% 05/01/18               500,000        423,850
   6.000% 05/01/28             1,000,000        810,420
   Series 1998 B,
   5.900% 05/01/28               675,000        536,497
   Catholic Medical Center,
   Series 2002 A,
   6.125% 07/01/32               400,000        413,424
NJ State Health Care Facilities
   Financing Authority,
   Pascack Valley Hospital,
   Series 2003,
   6.500% 07/01/23             1,000,000      1,006,260
NV Henderson Health Care
   Facilities Revenue, Catholic
   Healthcare West, Series 1998,
   5.125% 07/01/28               540,000        483,052
NY State Dormitory Authority
   Revenue, Memorial Sloan-
   Kettering Cancer Center,
   Series 2001-1:
   (a) 07/01/25                3,600,000      1,217,088
   (a) 07/01/26                4,400,000      1,412,840
OH Belmont County Health
   Systems Revenue,
   Ohio Valley Medical
   Center, Inc.,
   Series 1998,
   5.700% 01/01/13             1,500,000      1,334,850
OH Highland County Joint
   Township Hospital District,
   Series 1999,
   6.750% 12/01/29             1,925,000      1,903,632





See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITALS (CONTINUED)
OH Miami County, Upper Valley
   Medical Center, Inc.:
   Series 1996 A,
   6.250% 05/15/16             $ 500,000      $ 523,715
   Series 1996 C,
   6.250% 05/15/13               285,000        301,704
   Series 1996 D,
   6.375% 05/15/26             1,015,000      1,047,206
OH Sandusky County,
   Memorial Hospital,
   Series 1998,
   5.150% 01/01/10               250,000        249,180
PA Allegheny County Hospital
   Development Authority, Ohio
   Valley General Hospital,
   Series 1997,
   5.450% 01/01/28             1,550,000      1,471,353
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warne
   Clinic, Series 1998,
   5.625% 07/01/24               800,000        704,456
TX Knox County Health,
   Educational & Housing
   Facilities Board, Revenue,
   East Tennessee Hospital,
   Series 2003 B,
   5.750% 07/01/33               250,000        257,277
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
   5.700% 02/15/28               750,000        605,700
TX Richardson Hospital Authority,
   Baylor Richardson Medical
   Center, Series 1998,
   5.625% 12/01/28               450,000        458,023
TX Tyler Health Facilities
   Development Corp.,
   Mother Frances Hospital,
   Series 2001,
   6.000% 07/01/31               750,000        772,590
WA State Health Care Facilities
   Authority, Kadlec Medical
   Center, Series 2001,
   5.875% 12/01/21               600,000        647,214
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services, Series 2002,
   5.750% 08/15/30             1,050,000      1,091,611
                                           ------------
                                             34,736,036
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 1.5%
IL State Development Finance
   Authority, Hoosier Care, Inc.
   Project, Series 1999 A,
   7.125% 06/01/34            $1,475,000    $ 1,253,558
IN State Health Facilities
   Financing Authority,
   Hoosier Care, Inc. Project,
   Series 1999 A,
   7.125% 06/01/34             1,215,000      1,032,592
LA State Public Facilities
   Authority Revenue, Progressive
   Healthcare Providers, Inc.,
   Series 1998,
   6.375% 10/01/28             2,000,000      1,507,800
PA State Economic Development
   Financing Authority,
   Northwestern Human Services,
   Series 1998 A,
   5.250% 06/01/14             2,150,000      1,848,871
                                           ------------
                                              5,642,821
                                           ------------
NURSING HOMES - 4.3%
AK Juneau, St. Ann's Care
   Center Project,
   Series 1999,
   6.875% 12/01/25             1,750,000      1,793,995
CO State Health Facilities
   Authority, Volunteers of
   America Care Facilities, Inc.:
   Series 1998 A,
   5.750% 07/01/20               700,000        634,676
   Series 1999 A:
   5.750% 07/01/10               990,000        974,655
   6.000% 07/01/29               520,000        468,276
DE State Economic Development
   Authority, Churchman's Village
   Project, Series 1991,
   10.000% 03/01/21              680,000        733,740
DE Sussex County, State
   Healthcare Facilities
   Project, Series 1999,
   7.600% 01/01/24               955,000        836,523
IA State Finance Authority,
   Care Initiatives Project:
   Series 1996,
   9.250% 07/01/25               500,000        602,950
   Series 1998 B:
   5.500% 07/01/08               565,000        564,316
   5.750% 07/01/18               600,000        539,844
   5.750% 07/01/28             1,475,000      1,270,580



See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
NURSING HOMES (CONTINUED)
IN State Health Facilities
   Financing Authority,
   Metro Health Indiana, Inc.
   Project, Series 1998,
   6.400% 12/01/33 (b)        $2,500,000      $ 325,000
MA State Development Finance
   Agency, Alliance Health Care
   Facilities, Series 1999 A,
   7.100% 07/01/32             2,250,000      2,260,688
MA State Industrial Finance
   Agency, GF/Mass. Inc.,
   Series 1994,
   8.300% 07/01/23               910,000        932,004
MI Cheboygan, Metro Health
   Foundation, Inc. Project,
   Series 1993,
   11.000% 11/01/22 (b)          600,000        204,000
MN Carlton, Inter-Faith Social
   Services, Inc. Project,
   Series 2000:
   7.500% 04/01/19               250,000        261,737
   7.750% 04/01/29               275,000        289,795
MN Sartell, Foundation for
   Healthcare Project,
   Series 1999 A,
   6.625% 09/01/29             1,500,000      1,448,175
NJ State Economic Development
   Authority, Voorhees Geriatric/
   Medical Services,
   Series 1990 A,
   10.500% 05/01/04               15,000         15,038
PA Chester County Industrial
   Development Authority,
   RHA/PA Nursing Home,
   Series 2002,
   8.500% 05/01/32               400,000        392,172
PA Delaware County Authority,
   Main Line & Haverford
   Nursing, Series 1992,
   9.000% 08/01/22                50,000         30,000
PA Lackawanna County Industry
   Development Authority,
   Greenridge Nursing Center
   Project, Series 1990,
   10.500% 12/01/10              145,000        137,965
PA Luzerne County Industrial
   Development Authority,
   Millville Nursing Center Project,
   Series 1990,
   10.500% 12/01/12              185,000        175,985




                                      PAR         VALUE
-------------------------------------------------------
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III:
   Series 1997 A,
   10.000% 03/20/18 (d)        $ 539,213      $ 431,370
   Series 1997 B,
   6.000% 03/20/04               100,000          5,000
WA Kitsap County Consolidated
   Housing Authority, Martha
   and Mary Health Services,
   Series 1996,
   7.100% 02/20/36             1,000,000      1,212,960
                                           ------------
                                             16,541,444
                                           ------------

-------------------------------------------------------
HOUSING - 8.8%
ASSISTED LIVING/SENIOR - 3.9%
CA Abag Finance Authority for
   Nonprofit Corps., Eskaton
   Gold River Lodge, Series 1998:
   6.375% 11/15/15               710,000        650,538
   6.375% 11/15/28               550,000        467,841
DE Kent County Assisted Living
   Facilities, Heritage at Dover
   Project, Series 1999,
   7.625% 01/01/30             2,445,000      2,127,884
GA Columbus Housing Authority,
   The Gardens at Calvary Project,
   Series 1999,
   7.000% 11/15/29             2,000,000      1,631,320
IL State Development Finance
   Authority, Care Institute, Inc.,
   Series 1995,
   8.250% 06/01/25             1,915,000      1,911,630
MN Roseville Elderly Care
   Facility, Care Institute, Inc.
   Project, Series 1993,
   7.750% 11/01/23 (d)         1,270,000        873,430
NC State Medical Care
   Commission, DePaul
   Community Facilities Project,
   Series 1999,
   7.625% 11/01/29             1,990,000      2,066,038
NY Glen Cove Housing Authority,
   The Mayfair at Glen Cove LLC,
   Series 1996,
   8.250% 10/01/26             1,965,000      2,030,159
NY Huntington Housing
   Authority, Gurwin Jewish
   Senior Center, Series 1999:
   5.875% 05/01/19             1,900,000      1,727,993
   6.000% 05/01/29               625,000        549,856



See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING (CONTINUED)
ASSISTED LIVING/SENIOR (CONTINUED)
TX Bell County Health Facility
   Development Corp., Care
   Institute, Inc., Series 1994,
   9.000% 11/01/24             $ 960,000    $   983,866
                                           ------------
                                             15,020,555
                                           ------------
MULTI-FAMILY - 4.3%
CO State Health Facilities
   Authority, Birchwood Manor
   Project, Series 1991 A,
   7.250% 04/01/11               485,000        487,027
DE Wilmington, Electra Arms
   Senior Association Project,
   Series 1994 A,
   6.250% 06/01/28               945,000        777,064
FL Broward County Housing
   Finance Authority, Chaves
   Lake Apartment Project,
   Series 2000 A,
   7.500% 07/01/40             1,250,000      1,274,513
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments Project,
   Series 2000 A,
   7.450% 07/01/40             1,245,000      1,269,464
GA Clayton County Housing
   Authority, Magnolia Park
   Apartments Project,
   Series 1999 A,
   6.250% 06/01/30             1,750,000      1,393,823
IL State Development Finance
   Authority, Catholic Charities
   Housing Development Corp.,
   Series 1993 C,
   5.950% 01/01/09             1,400,000      1,444,324
IN New Castle, Raintree
   Apartments, Series 1988 B,
   (a) 03/01/18                30,625,000        76,562
MN Lakeville Multi-Family
   Revenue, Series 1989,
   9.875% 02/01/20               700,000        700,889
MN Washington County
   Housing & Redevelopment
   Authority, Cottages of Aspen
   Project, Series 1992,
   9.250% 06/01/22               465,000        477,992
MN White Bear Lake
   Multi-Family Revenue,
   Series 1989,
   9.750% 07/15/19               750,000        757,208



                                      PAR         VALUE
-------------------------------------------------------
NC Raleigh Multi-Family Revenue,
   Cedar Point Apartments,
   Series 1999 A:
   5.100% 11/01/10             $ 250,000      $ 130,622
   5.875% 11/01/24               200,000        102,824
OH Lake County, North
   Madison Properties Ltd.
   Project, Series 1993,
   8.819% 09/01/11               500,000        495,875
Pass Through Certificates, Series 1993,
   8.500% 12/01/16               455,481        453,732
SC State Housing Finance &
   Development Authority,
   Westbridge Apartments Project,
   Series 1990,
   9.500% 09/01/20               579,000        578,821
TN Franklin Industrial
   Development Board, Landings
   Apartment Project,
   Series 1996 B,
   8.750% 04/01/27             1,635,000      1,709,752
TX El Paso County Housing
   Finance Corp., American
   Village Communities:
   Series 2000 C,
   8.000% 12/01/32               590,000        607,210
   Series 2000 D,
   10.000% 12/01/32              695,000        720,555
TX Galveston, Greystone
   Driftwood LP, Series 1994 A,
   8.000% 08/01/23             1,000,000      1,040,760
TX State Affordable Housing
   Corp., NHT/GTEX LLC
   Project, Series 2001 C,
   10.000% 10/01/31            1,570,000      1,557,691
VA Alexandria Redevelopment
   & Housing Authority,
   Article 1 Associates LLP,
   Series 1990 A,
   10.000% 01/01/21              500,000        429,060
                                           ------------
                                             16,485,768
                                           ------------
SINGLE FAMILY - 0.6%
CO Housing and Finance
   Authority:
   Series 1995 D-1,
   7.375% 06/01/26               500,000        513,980
   Series 1997 A-2,
   7.250% 05/01/27               215,000        219,835
IA State Housing Finance
   Authority,
   Series 1984 A,
   (a) 09/01/16                1,200,000        284,448




See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
ID State Housing Agency,
   Series 1990 B,
   7.500% 07/01/24             $ 685,000      $ 690,925
PA State Housing Finance
   Authority, Series 1994-42,
   6.850% 04/01/25               710,000        735,879
UT State Housing Finance
   Agency, Series 1991 C-3,
   7.550% 07/01/23                20,000         20,004
                                           ------------
                                              2,465,071
                                           ------------

-------------------------------------------------------
INDUSTRIAL - 7.1%
FOOD PRODUCTS - 2.2%
IN Hammond, American Maize
   Products Co. Project,
   Series 1994 A,
   8.000% 12/01/24             3,760,000      4,095,881
LA Port Lake Charles,
   Continental Grain Co.,
   Project, Series 1993,
   7.500% 07/01/13             2,000,000      2,059,760
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project,
   Series 1998 C,
   6.550% 11/01/25             1,500,000      1,269,960
   Sebewaing Project,
   Series 1998 A,
   6.250% 11/01/15             1,000,000        919,830
                                           ------------
                                              8,345,431
                                           ------------
FOREST PRODUCTS - 2.5%
GA Rockdale County
   Development Authority,
   Solid Waste Disposal, Visy
   Paper, Inc., Series 1993,
   7.500% 01/01/26             2,800,000      2,841,076
LA Beauregard Parish, Boise
   Cascade Project,
   Series 2002,
   6.800% 02/01/27             1,750,000      1,773,187
LA De Soto Parish Environmental
   Improvement Revenue,
   International Paper Company,
   Series 1994 A,
   7.700% 11/01/18             1,500,000      1,619,565
MI Delta County Economic
   Development Corp., Mead
   Westvaco Escambia Project,
   Series 2002 B,
   6.450% 04/01/23               750,000        785,753





                                      PAR         VALUE
-------------------------------------------------------
MS Lowndes County,
   Weyerhaeuser Corp.,
   Series 1992 A,
   6.800% 04/01/22            $1,995,000    $ 2,434,040
VA Bedford County Industrial
   Development Revenue,
   Nekoosa Packaging Corp.
   Project, Series 1998,
   5.600% 12/01/25               400,000        309,944
                                           ------------
                                              9,763,565
                                           ------------
MANUFACTURING - 0.9%
IL Will-Kankakee Regional
   Development Authority,
   Flanders Corp./Precisionaire,
   Series 1997,
   6.500% 12/15/17               850,000        844,687
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
   6.250% 06/15/32             1,875,000      2,006,156
MN Brooklyn Park Industrial
   Development Revenue,
   TL Systems Corp.,
   Series 1991,
   10.000% 09/01/16              455,000        468,090
                                           ------------
                                              3,318,933
                                           ------------
METALS & MINING - 0.3%
MD Baltimore County Pollution
   Control, Bethlehem Steel Corp.,
   Project, Series 1994 B,
   7.500% 06/01/15 (b)         1,000,000         20,000
NV State Department of Business
   & Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
   8.000% 09/01/14 (b)           500,000        350,000
VA Greensville County Industrial
   Development Authority,
   Wheeling Steel, Series 1999 A:
   6.375% 04/01/04 (b)           160,000        112,002
   7.000% 04/01/14 (b)           930,000        651,000
                                           ------------
                                              1,133,002
                                           ------------
OIL & GAS - 1.2%
NV Clark County Industrial
   Development Revenue,
   Southwest Gas Corp. Project,
   Series 2003 E,
   5.800% 03/01/38             1,000,000      1,036,980
TX Gulf Coast Industrial
   Development Authority,
   Citgo Petroleum Project,
   Series 1998,
   8.000% 04/01/28               875,000        883,041




See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
INDUSTRIAL (CONTINUED)
OIL & GAS (CONTINUED)
TX Texas City Industrial
   Development Corp., Arco
   Pipe Line Co. Project,
   Series 1990,
   7.375% 10/01/20            $2,000,000    $ 2,657,220
VI Government of United States
   Virgin Islands, Hovensa
   Coker Project, Series 2002,
   6.500% 07/01/21               125,000        127,617
                                           ------------
                                              4,704,858
                                           ------------

-------------------------------------------------------
OTHER - 8.1%
OTHER - 1.2%
CA Golden State Tobacco
   Securitization Authority,
   Series 2003 A-1,
   6.750% 06/01/39             1,460,000      1,318,278
LA Tobacco Settlement Financing
   Corp., Series 2001 B,
   5.875% 05/15/39             1,000,000        804,340
NJ State Economic Development
   Authority, Motor Vehicle
   Commission, Series 2003 A,
   (a) 07/01/14                2,500,000      1,638,000
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
   6.375% 05/15/28             1,000,000        876,450
                                           ------------
                                              4,637,068
                                           ------------
REFUNDED/ESCROWED (E) - 6.9%
CO Adams County,
   Series 1991 B:
   11.250% 09/01/11 (f)          905,000      1,384,026
   11.250% 09/01/12            1,440,000      2,342,678
CO State Department of
   Transportation Revenue:
   Series 2001 832R-B,
   8.920% 06/15/15             2,000,000      2,732,380
CT State Development Authority,
   New Haven Residuals,
   Series 1996,
   8.250% 12/01/06               580,000        658,091
FL Tampa Bay, Utility Systems
   Revenue, Series 1999,
   10.400% 10/01/23 (g)        7,500,000     10,456,125
GA Forsyth County Hospital
   Authority, Baptist Hospital
   Worth County, Series 1998,
   6.000% 10/01/08               880,000        973,078




                                      PAR         VALUE
-------------------------------------------------------
GA State Municipal Electric
   Authority, Series 1991 V,
   6.600% 01/01/18             $ 690,000      $ 883,138
MA State Health & Educational
   Facilities Authority, CIL
   Realty of Massachusetts,
   Inc., Series 1993,
   8.100% 07/01/18               535,000        545,700
NC Eastern Municipal Power
   Agency, Series 1991 A,
   6.500% 01/01/18             3,320,000      4,290,768
NC Lincoln County, Lincoln
   County Hospital Project,
   Series 1991,
   9.000% 05/01/07               160,000        186,938
TN Shelby County Health
   Educational & Housing
   Facilities Board, Open
   Arms Care Corp.,
   Series 1992 A,
   9.750% 08/01/19               600,000        782,496
WV State Hospital Finance
   Authority, Charleston Medical
   Center, Series 2000 A,
   6.750% 09/01/30               925,000      1,169,755
                                           ------------
                                             26,405,173
                                           ------------

-------------------------------------------------------
OTHER REVENUE - 1.1%
HOTEL - 0.5%
PA Philadelphia Authority for
   Industrial Development,
   Starwood Hotels & Resorts,
   Series 1997 A,
   6.500% 10/01/27             2,000,000      2,022,800
                                           ------------
RECREATION - 0.6%
CT Mohegan Indians Tribe,
   Gaming Authority,
   Series 2001,
   6.250% 01/01/31               475,000        505,234
FL Capital Trust Agency,
   Seminole Tribe Convention
   Center, Series 2002 A,
   10.000% 10/01/33            1,250,000      1,427,826
NM Red River Sports Facilities
   Revenue, Red River Ski
   Area Project,
   Series 1998,
   6.450% 06/01/07               170,000        172,915
                                           ------------
                                              2,105,975



See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
RESOURCE RECOVERY - 1.5%
DISPOSAL - 0.6%
IL Development Finance
   Authority, Waste Management,
   Inc. Project, Series 1997,
   5.050% 01/01/10             $ 250,000      $ 257,608
MA State Development Finance
   Agency, Peabody Monofill
   Associates, Inc. Project,
   Series 1994,
   9.000% 09/01/05               460,000        481,556
UT Carbon County, Solid Waste
   Disposal Revenue, Laidlaw
   Environmental, Series 1997 A,
   7.450% 07/01/17             1,500,000      1,455,720
                                           ------------
                                              2,194,884
                                           ------------
RESOURCE RECOVERY - 0.9%
MA State Development Finance
   Agency, Ogden Haverhill Project:
   Series 1998 A,
   5.500% 12/01/13 (b)           500,000        486,360
   Series 1999 A,
   6.700% 12/01/14 (b)           750,000        788,933
PA Delaware County Industrial
   Development Authority,
   American Ref-Fuel Co.,
   Series 1997 A,
   6.200% 07/01/19             2,225,000      2,292,662
                                           ------------
                                              3,567,955
                                           ------------

-------------------------------------------------------
TAX-BACKED - 13.7%
LOCAL APPROPRIATED - 1.1%
MO St. Louis Industrial
   Development Authority,
   St. Louis Convention Center
   Hotel, Series 2000,
   (a) 07/15/18                3,000,000      1,536,090
PA Philadelphia Municipal
   Authority, Series 1993 D,
   6.250% 07/15/13             2,500,000      2,554,550
                                           ------------
                                              4,090,640
                                           ------------
LOCAL GENERAL OBLIGATIONS - 3.1%
CA Empire Union School District,
    Series 1987-1 A,
   (a) 10/01/21                1,665,000        685,680
CA Los Angeles Unified
   School District:
   Series 1997 E,
   5.125% 01/01/27             3,800,000      4,014,548
   Series 2002,
   5.750% 07/01/16               800,000        968,064





                                      PAR         VALUE
-------------------------------------------------------
CA Modesto High School
   District, Series 2002 A,
   (a) 08/01/19               $2,650,000    $ 1,249,263
NY New York City:
   Series 1995 B,
   7.250% 08/15/07             1,000,000      1,180,300
   Series 2003 J,
   5.500% 06/01/18             1,500,000      1,604,550
TX Dallas County Flood
   Control District,
   Series 2002,
   7.250% 04/01/32             1,000,000      1,026,880
WA Clark County School
   District #37 Vancouver,
   Series 2001B,
   (a) 12/01/18                2,500,000      1,228,750
                                           ------------
                                             11,958,035
                                           ------------
SPECIAL NON-PROPERTY TAX - 2.6%
CO State Department of
   Transportation Revenue,
   Series 2001 832R-A,
   8.920% 06/15/14             3,000,000      3,968,040
FL Northern Palm Beach
   County Improvement
   District, Series 1999:
   5.900% 08/01/19               500,000        558,740
   6.000% 08/01/29               750,000        844,388
MO St. Louis County Industrial
   Development Authority, Kiel
   Center Arena, Series 1992,
   7.875% 12/01/24             3,000,000      3,105,540
PR Commonwealth Highway
   & Transportation Authority,
   Series 2003 AA,
   5.500% 07/01/18             1,225,000      1,455,275
                                           ------------
                                              9,931,983
                                           ------------
SPECIAL PROPERTY TAX - 3.3%
CA Carson Improvement Board
   Act 1915, Series 1992,
   7.375% 09/02/22               160,000        163,597
CA Huntington Beach
   Community Facilities District,
   Grand Coast Resort,
   Series 2000-1,
   6.450% 09/01/31             1,250,000      1,296,050
CA Orange County Community
   Facilities District,
   Ladera Ranch:
   Series 1999 A,
   6.500% 08/15/21             1,000,000      1,062,000
   Series 2003 A,
   5.550% 08/15/33             1,000,000        979,870




See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
CA Pleasanton Joint Powers
   Financing Authority,
   Series 1993 B,
   6.750% 09/02/17            $1,740,000    $ 1,785,379
FL Celebration Community
   Development District,
   Series 2003A,
   6.400% 05/01/34             1,000,000      1,022,510
FL Colonial Country Club
   Community Development
   District, Series 2003,
   6.400% 05/01/33               750,000        753,863
FL Double Branch Community
   Development District,
   Series 2002 A,
   6.700% 05/01/34               700,000        717,696
FL Heritage Palms Community
   Development District,
   Series 1999,
   6.250% 11/01/04               585,000        593,564
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
   6.125% 05/01/19               260,000        264,888
   Series 1998 B,
   5.500% 05/01/05               135,000        136,226
   Series 2000 A:
   7.200% 05/01/30               685,000        725,038
   6.700% 05/01/33               250,000        260,878
   Series 2000 B,
   6.700% 05/01/07                50,000         52,163
FL Orlando, Conroy Road
   Interchange Project,
   Series 1998 A:
   5.500% 05/01/10               325,000        334,032
   5.800% 05/01/26               600,000        605,856
FL Stoneybrook Community
   Development District:
   Series 1998 A,
   6.100% 05/01/19               805,000        820,561
   Series 1998 B,
   5.700% 05/01/08               230,000        232,985
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
   6.375% 06/01/31             1,000,000      1,013,200
                                           ------------
                                             12,820,356
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
STATE APPROPRIATED - 0.6%
NY Triborough Bridge & Tunnel
   Authority, Javits Convention
   Center Project, Series 1990 E,
   7.250% 01/01/10             $2,000,000   $ 2,357,280
                                           ------------
STATE GENERAL OBLIGATIONS - 3.0%
CA State, Series 2003:
   5.250% 02/01/18             2,000,000      2,170,260
   5.250% 02/01/20 (c)         2,000,000      2,139,980
MA Massachusetts Bay
   Transportation Authority,
   Series 1992 B,
   6.200% 03/01/16             5,825,000      7,260,105
                                           ------------
                                             11,570,345
                                           ------------

-------------------------------------------------------
TRANSPORTATION - 7.9%
AIR TRANSPORTATION - 2.8%
CA Los Angeles Regional
   Airports Improvement Corp.,
   American Airlines, Inc.,
   Series 2002 C,
   7.500% 12/01/24               500,000        408,940
FL Capital Trust Agency, Air
   Cargo Orlando Project,
   Series 2003,
   6.750% 01/01/32               650,000        625,326
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 2000 A,
   6.750% 11/01/11 (b)         1,600,000        340,576
IN Indianapolis Airport Authority,
   Federal Express Corp. Project,
   Series 1994,
   7.100% 01/15/17             1,000,000      1,062,930
KY Kenton County Airport Board,
   Delta Airlines, Inc. Project,
   Series 1992,
   7.500% 02/01/20               500,000        427,100
MN Minneapolis & St. Paul
   Metropolitan Airports
   Commission, Northwest
   Airlines Project:
   Series 2001 A,
   7.000% 04/01/25               825,000        674,528
   Series 2001 B,
   6.500% 04/01/25               500,000        432,660
NC Charlotte, US Airway, Inc.:
   Series 1998,
   5.600% 07/01/27               500,000        364,615
   Series 2000,
   7.750% 02/01/28             1,250,000        996,875




See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
NJ State Economic Development
   Authority, Continental Airlines,
   Inc. Project, Series 2003,
   9.000% 06/01/33            $1,000,000    $ 1,018,150
PA Philadelphia Authority for
   Industrial Development, Aero
   Philadelphia, Series 1999:
   5.250% 01/01/09               350,000        329,486
   5.500% 01/01/24             1,000,000        802,230
TX Alliance Airport Authority,
   AMR Corp.,
   Series 1991,
   7.000% 12/01/11             2,070,000      1,342,850
TX Houston Industrial
   Development Corp., United
   Parcel Service, Series 2002,
   6.000% 03/01/23             1,100,000      1,128,622
WA Port Seattle, Northwest
   Airlines, Inc. Project,
   Series 2001,
   7.250% 04/01/30               925,000        769,341
                                           ------------
                                             10,724,229
                                           ------------
AIRPORT - 1.3%
NC Charlotte Airport Revenue,
   Series 1999,
   10.810% 04/20/19 (f)        4,000,000      5,018,200
                                           ------------
PORTS - 1.7% WA Port of Seattle:
   Series 2000 A,
   10.710% 02/01/10            1,250,000      1,662,775
   Series 2000 B,
   10.710% 02/01/11            3,750,000      5,010,675
                                           ------------
                                              6,673,450
                                           ------------
TOLL FACILITIES - 1.7%
CO E-470 Public Highway
   Authority, Series 2000 B:
   (a) 09/01/18                4,000,000      1,994,640
   (a) 09/01/35               17,500,000      1,670,900
CO Northwest Parkway Public
   Highway Authority,
   Series 2001 D,
   7.125% 06/15/41             1,750,000      1,832,600
MA State Turnpike Authority,
   Series 1997 C
   (a) 01/01/20                2,000,000        932,120
                                           ------------
                                              6,430,260
                                           ------------
TRANSPORTATION - 0.4%
NV State Department of Business
   & Industry, Las Vegas Monorail
   Project, Series 2000,
   7.375% 01/01/40             1,750,000      1,591,957
                                           ------------





                                      PAR         VALUE
-------------------------------------------------------
UTILITY - 17.3%
INDEPENDENT POWER PRODUCERS - 4.8%
MI Midland County Economic
   Development Corp.,
   Series 2000 A,
   6.875% 07/23/09            $1,650,000    $ 1,686,284
NY Port Authority of New York
   & New Jersey, KAIC Power
   Project, Series 1996,
   6.750% 10/01/11             1,000,000      1,049,080
PA State Economic Development
   Financing Authority, Colver
   Project, Series 1994 D,
   7.150% 12/01/18             1,650,000      1,715,290
PA State Economic Development
   Financing Authority,
   Northampton Generating:
   Series 1994 A,
   6.500% 01/01/13             3,000,000      3,063,630
   Series 1994 B,
   6.750% 01/01/07             3,000,000      3,115,110
VA Pittsylvania County Industrial
   Development Authority,
   Multi-Trade of Pittsyvania,
   Series 1994 A:
   7.450% 01/01/09             3,500,000      3,606,820
   7.500% 01/01/14               500,000        512,435
   7.550% 01/01/19             3,600,000      3,689,424
                                           ------------
                                             18,438,073
                                           ------------
INVESTOR OWNED - 3.6%
AZ Maricopa County Pollution
   Control Corp., El Paso Electric
   Co. Project, Series 2002 A,
   6.250% 05/01/37             1,000,000      1,014,090
IN Petersburg, Indiana Power
   & Light Co., Series 1991,
   5.750% 08/01/21             1,000,000        988,580
LA Calcasieu Parish Industrial
   Development Board, Entergy
   Gulf States, Inc., Series 1999,
   5.450% 07/01/10               500,000        504,280
LA West Feliciana Parish,
   Entergy Gulf States, Inc.,
   Series 1999 B,
   6.600% 09/01/28               250,000        255,603
MS State Business Finance Corp.,
   Systems Energy Resources, Inc.
   Project, Series 1999,
   5.900% 05/01/22             1,500,000      1,494,795
MT Forsyth Pollution Control
   Revenue, Portland General
   Electric Co., Series 1998 A,
   5.200% 05/01/33               375,000        383,775




See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED (CONTINUED)
NM Farmington Pollution
   Control Revenue, Tucson
   Electric Power Co.,
   Series 1997 A,
   6.950% 10/01/20            $2,000,000    $ 2,041,340
NV Humboldt County Pollution
   Control Revenue, Idaho
   Power Co. Project,
   Series 1984,
   8.300% 12/01/14             1,000,000      1,057,890
PA Beaver County Industrial
   Development Authority,
   Toledo Edison Co. Project,
   Series 1995,
   7.625% 05/01/20             2,000,000      2,151,920
TX Brazos River Authority,
   Texas Utilities Electric Co.
   Project, Series 2001,
   5.750% 05/01/36             2,300,000      2,406,352
WY Converse County Pollution
   Control Revenue,
   PacifiCorp, Series 1988,
   3.900% 01/01/14             1,500,000      1,493,730
                                           ------------
                                             13,792,355
                                           ------------
JOINT POWER AUTHORITY - 1.9%
GA State Municipal Electric
   Authority, Series 1991 V,
   6.600% 01/01/18             3,375,000      4,232,689
NC Eastern Municipal
   Power Agency:
   Series 1991 A,
   6.500% 01/01/18             1,680,000      1,960,543
   Series 2003 C,
   5.375% 01/01/17             1,000,000      1,034,970
                                           ------------
                                              7,228,202
                                           ------------
MUNICIPAL ELECTRIC - 5.6%
MN Western Municipal Power
   Agency, Series 2003 B,
   5.000% 01/01/15 (c)           500,000        561,945
NY Long Island Power Authority:
   Series 1998-8 C,
   5.000% 04/01/10             2,000,000      2,251,240
   Series 2003 A,
   5.000% 06/01/09             2,000,000      2,205,720
TX Lower Colorado
   River Authority,
   Series 1999 A,
   5.500% 05/15/21             15,000,000    16,344,150
                                           ------------
                                             21,363,055
                                           ------------





                                      PAR         VALUE
-------------------------------------------------------
WATER & SEWER - 1.4%
LA Louisiana Public Facilities
   Authority Revenue,
   Belmont Water,
   9.000% 09/15/24 (d)         $ 585,000      $ 409,500
MS Water System Revenue,
   V Lakes Utility District,
   Series 1994,
   8.250% 07/15/24               400,000        392,328
NH State Industrial Development
   Authority, Pennichuck Water
   Works, Inc. Project,
   Series 1988,
   7.500% 07/01/18               505,000        572,559
PA Dauphin County Industrial
   Development Authority,
   Dauphin Water Supply Co.,
   Series 1992 A,
   6.900% 06/01/24             3,200,000      4,084,768
                                           ------------
                                              5,459,155
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $348,094,615)                   353,772,522
                                           ------------

MUNICIPAL PREFERRED
  BONDS - 1.0%
-------------------------------------------------------
HOUSING - 1.0%
MULTI-FAMILY - 1.0%
Charter Municipal Mortgage
   Acceptance Co.:
   6.625% 06/30/09 (h)         2,000,000      2,194,640
   7.600% 11/30/10 (h)         1,500,000      1,690,425
                                           ------------

TOTAL MUNICIPAL PREFERRED BONDS
   (cost of $3,500,000)                       3,885,065
                                           ------------

PURCHASED PUT OPTION - 0.1%
-------------------------------------------------------
U.S. Treasury Notes,
   Strike Price $115.00, Expires 08/31/03
   (cost of $439,912)            518,000        226,625
                                           ------------

SHORT-TERM
  OBLIGATIONS - 6.1%               SHARES
--------------------------------------------------------
MUTUAL FUND - 0.1%
Federated Tax Free Obligations
   Fund,                         300,000        300,000
VARIABLE RATE
  DEMAND NOTES (i) - 6.0%             PAR
AZ Phoenix Industrial
   Development Authority,
   Valley of the Sun YMCA
   Project, Series 2001,
   1.050% 01/01/31            $ 1,400,000     1,400,000




See notes to investment portfolio.

June 30, 2003


SHORT-TERM
  OBLIGATIONS (CONTINUED)             PAR         VALUE
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (h) (CONTINUED)
FL Alachua County Health
   Facilities Authority, Oak
   Hammock University Project,
   Series 2002 A,
   1.000% 10/01/32            $1,100,000    $ 1,100,000
IA State Finance Authority:
   Drake University Project,
   Series 2001,
   1.050% 07/01/31               200,000        200,000
   Village Court Associates,
   Series 1985,
   1.000% 11/01/15               300,000        300,000
IA State Higher Education Loan
   Authority, Loras College
   Project, Series 2000,
   1.000% 11/01/30               700,000        700,000
IA Woodbury County, Siouxland
   Medical Education Foundation,
   Series 1996,
   1.050% 11/01/16             1,500,000      1,500,000
IL Quad Cities Regional
   Economic Development
   Authority, Two Rivers YMCA
   Project, Series 2002
   1.050% 12/01/31             1,900,000      1,900,000
IL State Health Facilities
   Authority Revenue:
   Bromenn Healthcare Inc.,
   Series 2002,
   1.000% 08/15/32               800,000        800,000
   OSF Healthcare System,
   Series 2002,
   0.950% 11/15/27             2,100,000      2,100,000
IN State Health Facilities
   Financing Authority Revenue,
   Golden Years Homestead,
   Series 2002 A,
   1.000% 06/01/25               100,000        100,000
MI State Strategic Funding,
   Detroit Symphony
   Orchestra, Series 2001 A,
   1.000% 06/01/31             1,700,000      1,700,000
MN Minneapolis:
   Series 1995 B,
   1.050% 12/01/05               700,000        700,000
   Series 1996,
   1.050% 12/01/06               500,000        500,000
   Series 2000,
   1.050% 12/01/18               400,000        400,252





                                      PAR         VALUE
-------------------------------------------------------
MN State Department of Revenue:
   Brooklyn Center, Brookdale
   Corp. II Project,
   Series 2001,
   1.050% 12/01/14             $ 300,000     $  300,000
   Mankato, Bethany
   Lutheran College,
   Series 2000 B,
   1.050% 11/01/15               400,000        400,000
MO State Health & Education
   Facilities Revenue:
   Rockhurst University,
   Series 2002,
   1.000% 11/01/32             1,700,000      1,700,000
   Washington University,
   Series 1996 C,
   1.000% 09/01/30               300,000        300,000
MS Jackson County Pollution
   Control Agency, Chevron USA,
   Inc. Project, Series 1993,
   0.900% 06/01/23             1,200,000      1,200,000
ND Ward County Health Care
   Facilities Revenue, Trinity
   Health, Series 2002 A,
   1.050% 07/01/29               200,000        200,000
NM Farmington Pollution
   Control Revenue, Arizona
   Public Service Co.:
   Series 1994 A,
   0.900% 05/01/24               300,000        300,000
   Series 1994 B,
   0.900% 09/01/24               800,000        800,000
NY New York City:
   Series 1993 A-4,
   0.950% 08/01/22               700,000        700,000
   Series 1993 A-9,
   0.950% 08/01/17               500,000        500,000
   Series 1993 A-10,
   0.950% 08/01/16             2,200,000      2,200,000
WI State Health & Education
   Facilities Authority,
   ProHealth Care Inc.,
   Series 2001 B,
   1.050% 08/15/30               400,000        400,000
WY Uinta County Pollution
   Control Revenue,
   Chevron Corporation,
   Series 1992,
   0.900% 12/01/22               500,000        500,000
                                           ------------
                                             22,900,252
                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $23,200,252)                     23,200,252
                                           ------------




See notes to investment portfolio.

June 30, 2003



                                                  VALUE
-------------------------------------------------------
TOTAL INVESTMENTS - 99.4%
   (cost of $375,234,779)(j)               $381,084,464
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.6%        2,436,987
                                           ------------
NET ASSETS - 100.0%                        $383,521,451
                                           ============

(a) Zero coupon bond.
(b) As of June 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 1.0% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(c) Security purchased on a delayed delivery basis.
(d) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(e) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principal and interest.
(f) These securities, or a portion thereof, with a total market value of $853,393 are being used to collateralized open futures contracts.
(g) Variable rate security. the rate reported is the rate in effect at June 30, 2003.
(h) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $3,885,065 or 1.0% of net assets.
(i) Variable rate demand notes (VRDN) are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of June 30, 2003.
(j) Cost for federal income tax purposes is $374,668,950.

Long futures contracts open at June 30, 2003:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  DEPRECIATION
      TYPE         CONTRACTS      MONTH     AT 06/30/03
--------------------------------------------------------
 U.S. Treasury    $2,600,000      Sept-03    $(32,230)
     Bonds

Short futures contracts open at June 30, 2003:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  APPRECIATION
      TYPE         CONTRACTS      MONTH     AT 06/30/03
---------------------------------------------------------
10 Year U.S.      $53,400,000     Sept-03    $222,480
 Treasury Notes



See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003



ASSETS:
Investments, at cost                       $375,234,779
                                           ------------
Investments, at value                      $381,084,464
Cash                                             84,663
Receivable for:
   Fund shares sold                           1,932,561
   Interest                                   6,226,969
Deferred Trustees' compensation plan              8,848
                                           ------------
     Total Assets                           389,337,505
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased on a
     delayed delivery basis                   4,249,260
   Fund shares repurchased                      185,924
   Futures variation margin                     182,375
   Distributions                                723,651
   Management fee                               129,587
   Administration fee                            36,767
   Transfer agent fee                            82,884
   Pricing and bookkeeping fees                   3,393
   Merger fee                                    37,424
Deferred Trustees' fees                           8,848
Other liabilities                               175,941
                                           ------------
     Total Liabilities                        5,816,054
                                           ------------
NET ASSETS                                 $383,521,451
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $399,132,343
Overdistributed net investment income          (646,929)
Accumulated net realized loss               (21,003,898)
 Net unrealized appreciation on:
   Investments                                5,849,685
   Futures contracts                            190,250
                                           ------------
NET ASSETS                                 $383,521,451
                                           ============
CLASS A:
Net assets                                 $ 78,335,083
Shares outstanding                            6,965,797
                                           ------------
Net asset value per share                  $      11.25(a)
                                           ============
Maximum offering price per share
   ($11.25/0.9525)                         $      11.81(b)
                                           ============
CLASS B:
Net assets                                 $ 51,292,214
Shares outstanding                            4,560,549
                                           ------------
Net asset value and offering
     price per share                       $      11.25(a)
                                           ============
CLASS C:
Net assets                                 $  9,109,962
Shares outstanding                              810,019
                                           ------------
Net asset value and offering
     price per share                       $      11.25(a)
                                           ============
CLASS Z:
Net assets                                 $244,784,192
Shares outstanding                           21,767,440
                                           ------------
Net asset value, offering and redemption
   price per share                         $      11.25
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.




 STATEMENT OF OPERATIONS

For the Year Ended
June 30, 2003


INVESTMENT INCOME:
Interest                                    $21,922,411
                                            -----------
EXPENSES:
Expenses Allocated from Portfolio                41,043
Management fee                                1,394,639
Administration fee                              413,885
Distribution fee:
   Class B                                      391,994
   Class C                                       39,097
Service fee:
   Class A                                      142,238
   Class B                                      104,532
   Class C                                       10,314
Pricing and bookkeeping fees                    125,419
Transfer agent fee                              602,922
Trustees' fee                                    15,074
Custody fee                                      20,946
Registration fee                                221,866
Merger expense                                    3,053
Other expenses                                   79,407
                                            -----------
   Total Expenses                             3,606,429
Fees waived by Distributor - Class C             (8,155)
Custody earnings credit                          (1,614)
                                            -----------
   Net Expenses                               3,596,660
                                            -----------
Net Investment Income                        18,325,751
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                1,861,684
   Futures contracts                         (5,357,990)
                                            -----------
     Net realized loss                       (3,496,306)
                                            -----------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                5,922,102
   Futures contracts                            412,779
                                            -----------
     Net change in unrealized
       appreciation/depreciation              6,334,881
                                            -----------
Net Gain                                      2,838,575
                                            -----------

Net Increase in Net Assets
   from Operations                          $21,164,326
                                            -----------

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                                YEAR ENDED JUNE 30,
INCREASE (DECREASE)          --------------------------
IN NET ASSETS:                  2003 (a)      2002
-------------------------------------------------------

OPERATIONS:
Net investment income        $ 18,325,751 $ 12,426,070
Net realized gain (loss) on
   investments and
   futures contracts           (3,496,306)     230,094
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            6,334,881    2,710,228
                             ------------  -----------
Net Increase from Operations   21,164,326   15,366,392
                             ------------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (4,696,423)        (166)
   Class B                     (3,013,907)          --
   Class C                       (296,718)          --
   Class Z                    (13,994,707) (12,751,456)
                             ------------  -----------
Total Distributions Declared
   to Shareholders            (22,001,755) (12,751,622)
                             ------------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               18,354,905       40,656
   Proceeds received in
     connection with merger    76,068,209           --
   Distributions reinvested     2,010,003           56
   Redemptions                (17,674,390)          --
                             ------------  -----------
     Net Increase              78,758,727       40,712
                             ------------  -----------
Class B:
   Subscriptions                7,804,555           --
   Proceeds received in
     connection with merger    58,601,899           --
   Distributions reinvested     1,355,241           --
   Redemptions                (16,111,056)          --
                             ------------  -----------
     Net Increase              51,650,639           --
                             ------------  -----------
Class C:
   Subscriptions                6,010,197           --
   Proceeds received in
     connection with merger     4,760,489           --
   Distributions reinvested       110,517           --
   Redemptions                 (1,770,277)          --
                             ------------  -----------
     Net Increase               9,110,926           --
                             ------------  -----------
Class Z:
   Subscriptions               81,763,744   32,494,590
   Distributions reinvested    10,235,595    7,872,926
   Redemptions                (60,473,287) (54,660,074)
                             ------------  -----------
     Net Increase (Decrease)   31,526,052  (14,292,558)
                             ------------  -----------
Net Increase (Decrease) from
   Share Transactions         171,046,344  (14,251,846)
                             ------------  -----------
Total Increase (Decrease) in
   Net Assets                 170,208,915  (11,637,076)



                                YEAR ENDED JUNE 30,
                             --------------------------
                                 2003 (a)      2002
-------------------------------------------------------

NET ASSETS:
Beginning of period         $213,312,536  $224,949,612
                            ------------  ------------
End of period (including
   overdistributed net
   investment income of
   $(646,929) and
   $(35,919), respectively) $383,521,451  $213,312,536
                            ============  ============

CHANGES IN SHARES:
Class A:
   Subscriptions                1,639,804        3,622
   Issued in connection
    with merger                 6,725,748           --
   Issued for distributions
    reinvested                    177,053            5
   Redemptions                 (1,580,530)          --
                            ------------- ------------
     Net Increase               6,962,075        3,627
                            ------------- ------------

Class B:
   Subscriptions                  696,631           --
   Issued in connection
    with merger                 5,181,423           --
   Issued for distributions
    reinvested                    121,313           --
   Redemptions                 (1,438,818)          --
                            ------------- ------------
     Net Increase               4,560,549           --
                            ------------- ------------

Class C:
   Subscriptions                  537,281           --
   Issued in connection
    with merger                   420,910           --
   Issued for distributions
    reinvested                      9,891           --
   Redemptions                   (158,063)          --
                            ------------- ------------
     Net Increase                 810,019           --
                            ------------- ------------

Class Z:
   Subscriptions                7,296,394    2,871,106
   Issued for distributions
    reinvested                    915,399      700,510
   Redemptions                 (5,385,102)  (4,865,513)
                            ------------- ------------
     Net Increase (Decrease)    2,826,691   (1,293,897)
                            ------------- ------------

(a) On July 29, 2002, the existing Fund Class S shares were redesignated Class Z shares. Class B and Class C shares were initially offered on July 15, 2002.



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2003



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty High Yield Municipal Fund (the "Fund") (formerly, Stein Roe High-Yield Municipals Fund), a series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"), is a diversified, open-end management investment company organized as a Massachusetts business trust. The Fund's investment goal is to seek a high level of total return consisting of current income exempt from federal income tax and opportunities for capital appreciation.

The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 12, 2002, the Stein Roe High-Yield Municipals Fund acquired all the net assets of Liberty High Yield Municipal Fund pursuant to a plan of reorganization approved by Liberty High Yield Municipal Fund shareholders on June 28, 2002. All assets of Liberty High Yield Municipals Fund were transferred to Stein Roe High-Yield Municipals Fund in a tax-free exchange and shareholders of Liberty High Yield Municipal Fund received shares of Stein Roe High-Yield Municipals Fund in exchange for their shares as follows:

       STEIN ROE      LIBERTY HIGH
      HIGH YIELD     YIELD MUNICIPAL
    MUNICIPALS FUND     FUND NET        UNREALIZED
     SHARES ISSUED   ASSETS RECEIVED   DEPRECIATION1
     -------------   --------------    -------------
      12,328,081      $139,430,597     $(2,726,785)

1 Unrealized depreciation is included in the Net Assets Received amount shown above.

                       NET ASSETS       NET ASSETS
      NET ASSETS       OF LIBERTY      OF STEIN ROE
     OF STEIN ROE      HIGH YIELD       HIGH YIELD
      HIGH YIELD     MUNICIPAL FUND   MUNICIPALS FUND
    MUNICIPALS FUND    IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO           AFTER
      COMBINATION      COMBINATION      COMBINATION
     -------------   --------------    -------------
     $218,007,534     $139,430,597     $357,438,131

Prior to July 15, 2002, the Fund invested substantially all of its assets in the SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the Portfolio was distributed to Stein Roe High-Yield Municipals Fund based on allocation methods in compliance with the Internal Revenue Service.

Effective July 15, 2002, Stein Roe High-Yield Municipals Fund was renamed Liberty High Yield Municipal Fund and began offering Class B and Class C shares. Effective July 15, 2002, the Class S shares were subsequently redesignated as Class Z shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 day or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

June 30, 2003




Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at June 30, 2003.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards, defaulted bond interest, non-deductible expenses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
        INCOME            LOSS            CAPITAL
     -------------    -------------    -------------
      $3,064,994      $(9,174,234)      $6,109,240

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. Included in the reclassification are book to tax timing differences totaling $10,306,012 which were acquired as part of the merger. These timing differences are mostly comprised of capital loss carryforwards, defaulted bond interest, non-deductible expenses, discount accretion on debt securities and straddle reversals.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

                                 2003           2002
                                 ----           ----
   Tax-Exempt Income      $21,999,954    $12,751,513
   Ordinary Income              1,801            109

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

             UNDISTRIBUTED
              TAX-EXEMPT        UNREALIZED
                INCOME         APPRECIATION
             -------------     -------------
               $520,746         $6,188,889

June 30, 2003


The following capital loss carryforwards, determined as of June 30, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
------------------          -------------------------
2005                              $ 1,525,965
2006                                5,933,974
2007                                1,931,613
2008                                2,738,332
2009                                1,928,565
2010                                1,780,434
2011                                  697,947
                                  ===========
Total                             $16,536,830
                                  ===========

Of the capital loss carryforwards attributable to Liberty High Yield Municipal Fund, $9,056,612 ($684,212 expired June 30, 2003, $1,525,965 expiring June 30,
2005, $1,931,613 expiring June 30, 2007, $2,738,332 expiring June 30, 2008,
$1,081,414 expiring June 30, 2009 and $1,095,076 expiring June 30, 2010) was obtained in the merger with the Liberty High Yield Municipal Fund, of which $8,372,400 remains (See Note 1).

Utilization of the Fund's capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code.

Expired capital loss carryforwards, if any are treated as a reduction in paid-in capital.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES
On April 1, 2003, Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor and administrator to the Fund, and Colonial Management Associates, Inc. ("Colonial"), the pricing and bookkeeping agent, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.450%
          Next $100 million       0.425%
          Over $200 million       0.400%

Prior to July 15, 2002, the management fee was paid by the Portfolio at the same rates.

ADMINISTRATION FEE:
Columbia also provides accounting and other services for a monthly fee to the Fund as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.150%
           Next $100 million      0.125%
           Over $200 million      0.100%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreements with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2003, the net asset based fee rate was 0.030%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 12, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE
AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $18,260 on sales of the Fund's Class A shares and received CDSC of $2, $237,500 and $121 on Class A, Class B and Class C share redemptions, respectively.

June 30, 2003



The Fund has adopted a 12b-1 (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,614 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $36,924 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $63,050,398 and $55,827,978, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, for federal income tax purposes was:

     Gross unrealized appreciation       $ 23,502,025
     Gross unrealized depreciation        (17,313,136)
                                         ------------
       Net unrealized appreciation       $  6,188,889
                                         ============



OTHER:
Investing in high-yield securities offers the potential for high current income and attractive total returns, but involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended June 30, 2003, there were no borrowings under these agreements.

 FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                                                                PERIOD
                                                                                 YEAR ENDED JUNE 30,             ENDED
                                                                             --------------------------         JUNE 30,
CLASS A SHARES                                                                 2003             2002            2001 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 11.26          $ 11.13          $ 11.11
                                                                              -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.60             0.61(c)          0.58
Net realized and unrealized gain on investments and futures contracts            0.11             0.15(c)          0.01
                                                                              -------          -------          -------
   Total from Investment Operations                                              0.71             0.76             0.59
                                                                              -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.72)           (0.63)           (0.57)
                                                                              -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                                $ 11.25          $ 11.26          $ 11.13
                                                                              =======          =======          =======
Total return (d)                                                                6.58%            6.93%            5.42%(e)
                                                                              =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                                    1.07%            1.13%            1.06%(g)
Net investment income (f)                                                       5.39%            5.41%(c)         5.65%(g)
Portfolio turnover rate                                                           17%              16%(h)           16%(h)
Net assets, end of period (000's)                                            $ 78,335             $ 42              $ 1

(a)Class A shares were initially offered on July 31, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.
(h)Portfolio turnover disclosed is for the SR&F High-Yield Municipals Portfolio.

Selected data for a share outstanding throughout the period is as follows:

                                                                                      PERIOD
                                                                                       ENDED
                                                                                      JUNE 30,
CLASS B SHARES                                                                        2003 (a)
===============================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 11.31
                                                                                       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                 0.51
Net realized and unrealized gain on investments and futures contracts                     0.05
                                                                                       -------
   Total from Investment Operations                                                       0.56
                                                                                       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                               (0.62)
                                                                                       -------
NET ASSET VALUE, END OF PERIOD                                                         $ 11.25
                                                                                       =======
Total return (c)(d)                                                                      5.14%
                                                                                       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                                          1.81%
Net investment income (e)(f)                                                             4.70%
Portfolio turnover rate                                                                    17%
Net assets, end of period (000's)                                                     $ 51,292

(a)Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                                                      PERIOD
                                                                                       ENDED
                                                                                      JUNE 30,
CLASS C SHARES                                                                        2003 (a)
===============================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 11.31
                                                                                       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                 0.51
Net realized and unrealized gain on investments and futures contracts                     0.07
                                                                                       -------
   Total from Investment Operations                                                       0.58
                                                                                       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income
   Total Distributions Declared to Shareholders                                          (0.64)
                                                                                       -------
NET ASSET VALUE, END OF PERIOD                                                         $ 11.25
                                                                                       =======
Total return (c)(d)(e)                                                                   5.29%
                                                                                       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)(g)                                                                          1.67%
Net investment income (f)(g)                                                             4.75%
Waiver/reimbursement (g)                                                                 0.15%
Portfolio turnover rate                                                                    17%
Net assets, end of period (000's)                                                      $ 9,110

(a)Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JUNE 30,
                                                          ---------------------------------------------------------------
CLASS Z SHARES                                             2003 (a)       2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  11.26      $  11.12     $  11.04      $ 11.71     $  11.97
                                                          --------      --------     --------      -------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.63(b)       0.64(b)(c)   0.65(b)      0.65         0.63
Net realized and unrealized gain (loss) on investments
    and futures contracts                                     0.11          0.15(c)      0.08        (0.68)       (0.25)
                                                          --------      --------     --------      -------     --------
   Total from Investment Operations                           0.74          0.79         0.73        (0.03)        0.38
                                                          --------      --------     --------      -------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.75)        (0.65)       (0.65)       (0.64)       (0.64)
                                                          --------      --------     --------      -------     --------
NET ASSET VALUE, END OF PERIOD                            $  11.25      $  11.26     $  11.12      $ 11.04     $  11.71
                                                          ========      ========     ========      =======     ========
Total return (d)                                             6.82%(e)      7.30%        6.78%      (0.16)%        3.18%(e)
                                                          ========      ========     ========      =======     ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                 0.86%         0.88%        0.81%        0.78%        0.77%
Net investment income (f)                                    5.59%         5.66%(c)     5.86%        5.82%        5.26%
Portfolio turnover rate                                        17%           16%(g)       16%(g)       14%(g)       19%(g)
Net assets, end of period (000's)                         $244,784      $213,271     $224,950     $253,787     $297,874

(a)On July 15, 2002, the existing Fund Class S shares were redesignated Class Z shares.
(b)Per share was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested.
(e)0.50% of the return is attributable to a one time revaluation of portfolio security reflecting the restructuring of this security. Absent this revaluation, total return would have been 2.68%.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Portfolio turnover disclosed is for the SR&F High-Yield Municipals Portfolio.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST LIBERTY HIGH YIELD MUNICIPAL FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Liberty High Yield Municipal Fund (formerly, Stein Roe High-Yield Municipals Fund) (the "Fund") (a series of Liberty-Stein Roe Funds Municipal Trust) as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty High Yield Municipal Fund (a series of Liberty-Stein Roe Funds Municipal Trust) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Earnst & Young LLP

Boston, Massachusetts
August 19, 2003

UNAUDITED INFORMATION


FEDERAL INCOME TAX INFORMATION:

99.99% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                        Number of
                                          Year First                                                   Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed        Principal Occupation(s)                    Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee      1996        Executive Vice President - Strategy of United          85          None
P.O. Box 66100                                          Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                       President of UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002; Executive
                                                        Vice President and Chief Financial Officer of United
                                                        Airlines from March, 1993 to September, 2001; Senior
                                                        Vice President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee      1996        Executive Vice President-Corporate Development         85          None
One Kellogg Square                                      and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                  Kellogg Company (food manufacturer), since
                                                        September, 1999; Senior Vice President, Secretary and
                                                        General Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products manufacturer) from
                                                        January, 1995 to September, 1999.

Richard W. Lowry (Age 67)      Trustee      1995        Private Investor since August, 1987 (formerly          87(4)       None
10701 Charleston Drive                                  Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                    Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee      1981        Professor of Economics, University of Washington,      120(2)      None
Department of Economics                                 since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                Professor of Political Economy, University of
Seattle, WA 98195                                       Washington, since September, 1993; Director, Institute
                                                        for Economic Research, University of Washington, since
                                                        September, 2001; Adjunct Professor of Statistics,
                                                        University of Washington, since September, 1980;
                                                        Associate Editor, Journal of Money Credit and Banking,
                                                        since September, 1993; consultant on econometric and
                                                        statistical matters.

John J. Neuhauser (Age 60)     Trustee      1985        Academic Vice President and Dean of Faculties since    88(4,5) Saucony, Inc.
84 College Road                                         August, 1999, Boston College (formerly Dean, Boston             (athletic
Chestnut Hill, MA 02467-3838                            College School of Management from September, 1977               footwear);
                                                        to September, 1999.                                          SkillSoft Corp.
                                                                                                                        (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee      1998        Business Consultant since 1999 (formerly Professor of  85          None
2208 Tawny Woods Place                                  Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                        College of Business, Boise State University); Chartered
                                                        Financial Analyst.



                                                                                                         Number of
                                          Year First                                                  Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1      During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)    Trustee      1996        Managing Director, William Blair Capital Partners      85        Anixter
27 West Monroe Street, Suite 3500                       (private equity investing) since September, 1994              International
Chicago, IL 60606                                       (formerly Chief Executive Officer and Chairman              (network support
                                                        of the Board of Directors, Continental Bank                      equipment
                                                        Corporation prior thereto).                                    distributor),
                                                                                                                        Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                         estate
                                                                                                                        management
                                                                                                                         services)
                                                                                                                      and MONY Group
                                                                                                                   (life insurance).

Anne-Lee Verville (Age 58)     Trustee      1998        Author and speaker on educational systems needs        86(5)  Chairman of
359 Stickney Hill Road                                  (formerly General Manager, Global Education                   the Board of
Hopkinton, NH  03229                                    Industry from 1994 to 1997, and President,                      Directors,
                                                        Applications Solutions Division from 1991 to 1994,            Enesco Group,
                                                        IBM Corporation (global education and                       Inc. (designer,
                                                        global applications)).                                        importer and
                                                                                                                     distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).




INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee      1994        Managing Partner, Park Avenue Equity Partners          87(4) Lee Enterprises
399 Park Avenue                                         (private equity) since February, 1999 (formerly              (print media),
Suite 3204                                              Founding Partner, Development Capital LLC                 WR Hambrecht + Co.
New York, NY 10022                                      from November 1996 to February, 1999; Dean and            (financial service
                                                        Professor, College of Business and Management,                provider) and
                                                        University of Maryland from October, 1992 to                  First Health
                                                        November, 1996).                                               (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,     2000        Executive Vice President and Chief Operating Officer   86(6)       None
One Financial Center        Chairman of                 of Columbia Management Group, Inc. (Columbia
Boston, MA 02111            the Board and               Management) since December, 2001 and Director,
                              President                 Executive Vice President and Chief Operating Officer of
                                                        the Advisor since April, 2003 (formerly Chief Operations
                                                        Officer of Mutual Funds, Liberty Financial Companies,
                                                        Inc. from August, 2000 to November, 2001; Executive
                                                        Vice President of Stein Roe & Farnham Incorporated
                                                        (Stein Roe) from April, 1999 to April, 2003; Director
                                                        of Colonial Management Associates, Inc. (Colonial)
                                                        from April, 1999 to April, 2003; Director of Stein Roe
                                                        from September, 2000 to April, 2003) President of
                                                        Liberty Funds and Galaxy Funds since February, 2003
                                                        (formerly Vice President from September 2002 to
                                                        February 2003); Manager of Stein Roe Floating Rate
                                                        Limited Liability Company since October, 2000;
                                                        (formerly Vice President of the Liberty Funds from
                                                        April, 1999 to August, 2000; Chief Operating Officer
                                                        and Chief Compliance Officer, Putnam Mutual Funds
                                                        from December, 1993 to March, 1999).





1 In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2 In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3  Mr. Mayer is an "interested person" (as defined in the Investment Company
   Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
   Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5 In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.


OFFICERS AND TRANSFER AGENT

                                         Year First
                                         Elected or
                         Position with   Appointed
Name, Address and Age   Liberty Funds    to Office       Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)     Chief        2001        Controller of the Liberty Funds and of the Liberty All-Star Funds since May,
One Financial Center         Accounting                 2002; Chief Accounting Officer of the Liberty Funds and Liberty All-Star
Boston, MA 02111             Officer and                Funds since June, 2001; Controller and Chief Accounting Officer of the
                             Controller                 Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                        Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from July,
                                                        1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer    2000        Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                    December, 2000; Vice President of the Advisor since April, 2003 (formerly
Boston, MA 02111                                        Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                        February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                        September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                        LLC since December, 2002 (formerly Vice President of Colonial from February,
                                                        1998 to October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty High Yield Municipal Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty High Yield Municipal Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Liberty High Yield Municipal Fund    ANNUAL REPORT, JUNE 30, 2003


[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                752-02/618O-0603 (08/03) 03/2209

                         LIBERTY MANAGED MUNICIPALS FUND
                                  Annual Report
                                  June 30, 2003


[photo of man smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.



          For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

                         LIBERTY MANAGED MUNICIPALS FUND
                                  Annual Report
                                  June 30, 2003


[photo of man smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.



              To sign up for eDelivery, go to www.icsdelivery.com.

 PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]


Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxesinvesting at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about Liberty Managed Municipals Fund's performance and the strategies used by fund manager Kimberly Campbell. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President




--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 06/30/03 ($)
         Class A                          9.38
         Class B                          9.38
         Class C                          9.38
         Class Z                          9.38
DISTRIBUTIONS DECLARED PER SHARE 07/01/02 - 06/30/03 ($)
         Class A                          0.26
         Class B                          0.21
         Class C                          0.23
         Class Z                          0.40
TAXABLE-EQUIVALENT SEC YIELDS as of 06/30/2003 (%)
         Class A                          4.76
         Class B                          3.76
         Class C                          4.27
         Class Z                          5.34


Taxable-equivalent SEC yields are based on the maximum effective 38.6% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/93 - 6/30/03

PERFORMANCE OF A $10,000 INVESTMENT
6/30/93 - 6/30/03 ($)

                  without      with
                   sales       sales
                  charge      charge
-------------------------------------
 Class A          17,822      16,972
-------------------------------------
 Class B          17,736      17,736
-------------------------------------
 Class C          17,766      17,766
-------------------------------------
 Class Z          17,850        n/a
-------------------------------------


[mountain chart data]:



                                                         Lehman Brothers
                    Class A shares       Class A shares        Municipal
              without sales charge    with sales charge       Bond Index

6/1993                     $10,000              $ 9,525          $10,000
                            10,002                9,527           10,013
                            10,208                9,723           10,221
                            10,318                9,828           10,338
                            10,332                9,841           10,357
                            10,237                9,750           10,266
                            10,433                9,938           10,483
                            10,557               10,056           10,602
                            10,279                9,790           10,328
                             9,886                9,416            9,907
                             9,932                9,461            9,992
                            10,014                9,538           10,079
                             9,970                9,496           10,017
                            10,109                9,629           10,200
                            10,147                9,665           10,236
                            10,011                9,535           10,086
                             9,851                9,383            9,906
                             9,690                9,230            9,727
                             9,870                9,402            9,941
                            10,159                9,676           10,225
                            10,406                9,912           10,523
                            10,504               10,005           10,644
                            10,494                9,995           10,656
                            10,798               10,285           10,996
                            10,679               10,172           10,901
                            10,755               10,244           11,004
                            10,880               10,363           11,144
                            10,966               10,445           11,214
                            11,140               10,611           11,377
                            11,375               10,835           11,566
                            11,513               10,966           11,677
                            11,589               11,038           11,766
                            11,447               10,904           11,686
                            11,260               10,725           11,536
                            11,221               10,688           11,504
                            11,235               10,701           11,499
                            11,350               10,810           11,624
                            11,453               10,909           11,729
                            11,440               10,897           11,727
                            11,621               11,069           11,891
                            11,765               11,206           12,025
                            11,998               11,428           12,245
                            11,948               11,380           12,194
                            11,962               11,394           12,217
                            12,077               11,503           12,329
                            11,905               11,340           12,165
                            11,998               11,428           12,268
                            12,187               11,608           12,453
                            12,321               11,735           12,586
                            12,687               12,084           12,935
                            12,551               11,955           12,813
                            12,718               12,114           12,966
                            12,788               12,180           13,049
                            12,855               12,245           13,126
                            13,064               12,443           13,317
                            13,189               12,563           13,454
                            13,169               12,544           13,458
                            13,156               12,531           13,471
                            13,098               12,476           13,410
                            13,310               12,678           13,622
                            13,352               12,717           13,675
                            13,381               12,745           13,709
                            13,596               12,951           13,922
                            13,753               13,100           14,096
                            13,709               13,058           14,096
                            13,750               13,097           14,145
                            13,782               13,127           14,180
                            13,958               13,295           14,349
                            13,851               13,193           14,286
                            13,851               13,193           14,306
                            13,906               13,245           14,342
                            13,800               13,145           14,258
                            13,575               12,930           14,053
                            13,623               12,976           14,104
                            13,488               12,847           13,991
                            13,456               12,816           13,997
                            13,289               12,658           13,845
                            13,394               12,758           13,992
                            13,308               12,676           13,887
                            13,211               12,583           13,826
                            13,392               12,756           13,986
                            13,677               13,027           14,291
                            13,577               12,932           14,207
                            13,465               12,825           14,133
                            13,829               13,173           14,508
                            14,035               13,369           14,709
                            14,288               13,609           14,936
                            14,157               13,484           14,858
                            14,318               13,638           15,020
                            14,478               13,791           15,134
                            14,972               14,261           15,508
                            15,057               14,342           15,662
                            15,148               14,428           15,712
                            15,261               14,537           15,853
                            14,871               14,164           15,682
                            15,069               14,353           15,851
                            15,233               14,509           15,958
                            15,618               14,876           16,194
                            16,005               15,245           16,461
                            15,847               15,094           16,405
                            16,134               15,368           16,600
                            15,785               15,036           16,461
                            15,541               14,803           16,304
                            15,839               15,087           16,586
                            16,085               15,321           16,785
                            15,645               14,902           16,456
                            16,029               15,267           16,777
                            16,123               15,357           16,880
                            16,309               15,534           17,059
                            16,496               15,713           17,279
                            16,666               15,875           17,486
                            17,075               16,264           17,869
                            16,656               15,865           17,572
                            16,546               15,760           17,499
                            17,016               16,208           17,868
                            16,855               16,054           17,823
                            17,235               16,417           18,073
                            17,185               16,369           18,083
                            17,395               16,569           18,203
                            18,002               17,147           18,629
6/2003                      17,822               16,972           18,551


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.
Past performance cannot predict future investment results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on June 30, 1993 and reinvestment of income and capital gains distributions. The CS First Boston High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.



Average annual total return as of 6/30/03 (%)

Share class                       A                           B                           C                     Z
Inception                      11/1/02                     11/1/02                     11/1/02               2/23/77
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                    9.33          4.10          8.80          3.80          9.01           8.01          9.50
-------------------------------------------------------------------------------------------------------------------
5-year                    5.95          4.92          5.85          5.53          5.89           5.89          5.98
-------------------------------------------------------------------------------------------------------------------
10-year                   5.95          5.43          5.90          5.90          5.92           5.92          5.97
-------------------------------------------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. The principal value investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-- 5%, second year-- 4%, third year-- 3%, fourth year-- 3%, fifth year-- 2%, sixth year-- 1%, thereafter-- 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
Classes A, B and C share (newer class shares) performance information includes returns of the Fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and C shares would have been lower.

SEC YIELDS as of 6/30/03 (%)
CLASS A                                   2.92
CLASS B                                   2.31
CLASS C                                   2.62
CLASS Z                                   3.28

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

TOP 10 ISSUERS as of 6/30/03 (%)
MASSACHUSETTS BAY
   TRANSPORTATION AUTHORITY                 5.0
GA FULTON COUNTY                            3.3
NC EASTERN MUNICIPAL
   POWER AGENCY                             2.9
GA CARTERSVILLE DEVELOPMENT
   AUTHORITY                                2.2
TX HOUSTON WATER & SEWER
   SYSTEM REVENUE                           2.2
MA STATE HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY                     2.1
WA STATE PUBLIC POWER
   SUPPLY SYSTEM                            2.1
NJ STATE TRANSPORTATION TRUST
   FUND AUTHORITY                           1.4
AK NORTH SLOPE BOROUGH                      1.4
MA STATE COLLEGE BUILDING
   AUTHORITY PROJECT                        1.3

Portfolio holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.


ABOUT DURATION
Duration is a measure, expressed in years, of interest-rate sensitivity. We use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction of interest rates, we lower duration when we expect interest rates to rise. We raise duration when we expect interest rates to fall. These adjustments provide the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.





 PORTFOLIO MANAGER'S REPORT



For the 12-month period ended June 30, 2003, Liberty Managed Municipals Fund class A shares returned 7.06% without sales charge. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 8.74% for the same period. The fund came out ahead of the Lipper General Municipal Debt Fund Category's 7.50% return.1 The fund's above-average sensitivity to interest rate changes and high concentration in intermediate term bonds helped performance.

DECLINING INTEREST RATES PREVAILED
Municipal bond prices rallied throughout the period, driven by falling interest rates and economic uncertainty. The economy remained under pressure as corporate America continued to deal with the excesses of the `90s and the aftermath of corporate governance scandals. Weak investor confidence, a high unemployment rate and the prospect of war with Iraq further hampered growth. Although interest rates reached record lows and the major military campaign against Iraq came to a quick end, the economy remained in low gear during the spring as unemployment edged higher.

LONGER DURATION AND INTERMEDIATE
FOCUS BENEFITED PERFORMANCE
With the expectation of a continued decline in interest rates, we positioned the portfolio with a longer-than-average duration relative to its peers. Duration is a measure of interest rate sensitivity. (See sidebar on duration.) The fund's longer duration contributed to greater price appreciation as interest rates fell. We focused on high quality bonds with intermediate maturities (12 to 19 years). Intermediate bonds offered much of the yield of long-term bonds without as much volatility. In addition, the municipal yield curve--the difference between long-term and short-term rates--was steep, which meant the yield on intermediate bonds was more generous than usual.

Within the intermediate area, we focused on premium coupon bonds that were either non-callable or had a 10-year call protection. (A bond issued at a premium has a stated interest rate that is higher than the prevailing market rate, and therefore, provides added income. Non-callable bonds cannot be called or redeemed before maturity.) The fund also owned zero coupon bonds, which sell at a deep discount to face value and pay no interest. Bond holders receive the



------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

face value at maturity. As yields fell and municipal bond prices rose, both zero coupon and premium non-callable bonds beat bonds with shorter call dates.

CONCENTRATION ON LESS ECONOMICALLY
SENSITIVE SECTORS WORKED
We targeted our purchases toward sectors that tend to be less affected by an economic downturn. The fund invested in essential service bonds, which include water and sewer bonds. We also invested in bonds backed by dedicated revenue streams, such as turnpike tolls and gasoline sales tax revenues. Finally, we owned bonds backed by user fees, including electric utility bonds whose prices had earlier become depressed. We sold some hospital bonds that had done well.

CONTINUED LOW INTEREST RATES SEEM LIKELY
We expect interest rates to remain low as high productivity, limited pricing power, relatively low inflation, restrained global demand and weak business spending continue to restrain economic growth near term. In the long run, we believe the Federal Reserve board's willingness to keep interest rates low, combined with continued productivity growth, should improve the economy. Since economic growth often presents risks to municipal interest rates, there is need for caution. We will continue to manage the fund's duration to help benefit performance as interest rates change. If interest rates linger for some time in a relatively narrow and low range, bond prices are not likely to change dramatically. Furthermore, if the municipal yield curve remains relatively steep, it is likely that rolldown on the yield curve will make a significant contribution to total return. Rolldown on the curve is gauged by how much incremental increase in price a bond receives as time passes and how much its yield declines as its maturity is reduced by one year. We also plan to continue to concentrate on intermediate-maturity bonds with desirable features that should offer good return potential.

/s/ Kimberly A. Campbell

Kimberly A. Campbell

Kimberly A. Campbell has managed the Liberty Managed Municipals Fund since December 2001. From 1995 to 2001, Kim was the chief trader for municipal investments. She has 23 years of experience in the municipal investment industry.


-------------
Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high yield bonds involves greater risk of loss due to credit deterioration than higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The manager seeks to identify opportunities and attempts to react quickly to market changes.



 QUALITY BREAKDOWN AS OF 6/30/03 (%)

[bar chart data]:

AAA                                65.9
AA                                  8.7
A                                   8.1
BBB                                 6.7
BB                                  0.1
B                                   0.5
CCC                                 0.3
CC                                  0.3
Non-Rated                           7.5
Net Cash & Equivalent               1.9



 MATURITY BREAKDOWN AS OF 6/30/03 (%)

[bar chart data]:

0-1 years                           0.3
1-3 years                           0.3
3-5 years                           1.0
5-7 years                           9.4
7-10 years                         13.2
10-15 years                        42.8
15-20 years                        18.5
20-25 years                         7.5
25 years and over                   7.0


Quality and maturity breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

 INVESTMENT PORTFOLIO

June 30, 2003


MUNICIPAL BONDS - 96.8%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 3.5%
EDUCATION - 2.8%
CA State Educational
   Facilities Authority,
   Loyola Marymount
   University, Series 2001 A,
   (a) 10/01/20                $1,000,000   $   439,670
MI State, University of
   Mississippi Medical
   Center, Series 1998 B,
   5.500% 12/01/23              1,000,000     1,150,100
OH State, University of
   Akron, Series 1999,
   5.750% 01/01/12              1,000,000     1,156,130
OH State Higher Educational
   Facilities Reserve, Case
   Western Reserve University,
   Series 1994,
   6.250% 10/01/17              4,340,000     5,501,558
TX State, University of Texas,
   Series 2002 A,
   5.250% 08/15/19              1,500,000     1,717,305
VA State College Building
   Authority, Washington and
   Lee University, Series 2001,
   5.375% 01/01/21              2,000,000     2,313,560
WV State University,
   Series 2000 A,
   (a) 04/01/18                 3,800,000     1,951,072
                                           ------------
                                             14,229,395
                                           ------------
STUDENT LOAN - 0.7%
ME State Educational
   Loan Marketing Corp.,
   Series 1994 B-1,
   6.500% 11/01/09              3,000,000     3,381,570
                                           ------------

-------------------------------------------------------
HEALTHCARE - 6.7%
CONGREGATE CARE RETIREMENT - 0.2%
FL Capital Project Finance
   Authority, Glenridge on
   Palmer Ranch, Series 2002 A,
   8.000% 06/01/32                500,000       508,895
OH Hamilton County Health
   Care Facilities Revenue, Twin
   Towers, Series 1998 A,
   5.125% 10/01/18                500,000       474,730
                                           ------------
                                                983,625
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
HEALTH SERVICES - 0.4%
MA State Development
   Finance Agency, Boston
   Biomedical Research
   Institute, Series 1999,
   5.650% 02/01/19              $ 310,000    $  300,926
WI State Health & Educational
   Facilities Authority, Marshfield
   Clinic, Series 1999,
   6.250% 02/15/29              1,600,000     1,789,824
                                           ------------
                                              2,090,750
                                           ------------
HOSPITAL - 5.5%
FL Hillsborough County
   Industrial Development
   Authority, Tampa General
   Hospital Project,
   Series 2003 A:
   5.000% 10/01/18                825,000       812,658
   5.250% 10/01/24                800,000       789,048
FL West Orange Healthcare
   District, Series 2001 A,
   5.650% 02/01/22              1,050,000     1,081,384
ID State Health Facilities
   Authority Revenue,
   Intermountain Health
   Care Hospitals, Inc.,
   Series 1992,
   6.650% 02/15/21              1,200,000     1,560,624
IL State Development Finance
   Authority, Adventist Health
   System, Series 1999,
   5.500% 11/15/20              1,650,000     1,690,243
IL State Health Facilities
   Authority, Swedish American
   Hospital, Series 2000,
   6.875% 11/15/30              1,000,000     1,094,540
LA State Public Facilities
   Authority, Touro Infirmary,
   Series 1999 A,
   5.625% 08/15/29              1,240,000     1,265,048
MA State Health & Educational
   Facilities Authority:
   Massachusetts General
   Hospital, Series 1992 F,
   6.250% 07/01/12              5,750,000     6,868,490
   South Shore Hospital,
   Series 1999 F:
   5.625% 07/01/19              1,000,000     1,039,500
   5.750% 07/01/29              2,500,000     2,575,875



See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITAL (CONTINUED)
MD State Health & Educational
   Facilities Authority, University
   of Maryland Medical System,
   Series 2000,
   6.750% 07/01/30              $ 500,000     $ 557,840
NV Henderson,
   Catholic Healthcare West,
   Series 1999 A,
   6.750% 07/01/20              1,000,000     1,071,460
NY State Dormitory
   Authorization Revenue,
   Memorial Sloan-Kettering
   Cancer Center, Series 2003-1,
   (a) 07/01/25                   600,000       202,848
OH Belmont County, Ohio
   Valley Medical Center, Inc.,
   Series 1998,
   5.700% 01/01/13                500,000       444,950
OH Green Springs Health
   Care Facilities, St. Francis
   Health Care Center Project,
   Series 1994 A,
   7.000% 05/15/04                190,000       189,396
OH Highland County Joint
   Township Hospital District,
   Series 1999,
   6.750% 12/01/29                485,000       479,616
OH Miami County Hospital
   Facilities Revenue, Upper
   Valley Medical Center,
   Series 1996 C,
   6.000% 05/15/06                770,000       830,407
OH Montgomery County:
   Franciscan Sisters of the Poor,
   Series 1985 B-1,
   8.100% 07/01/18                455,000       514,691
   Grafton Associates, Ltd.,
   Series 1986,
   9.750% 12/01/16                705,000       676,737
TN Knox County Health and
   Educational Facilities Authority,
   East Tennessee Hospital,
   Series 2003 B,
   5.750% 07/01/33                750,000       771,833





                                      PAR         VALUE
-------------------------------------------------------
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services,
   Series 2002,
   5.750% 08/15/30              $ 900,000    $  935,667
WV State Hospital Finance
   Authority, Charlestown Area
   Medical Center,
   Series 2000 A,
   6.750% 09/01/30              1,610,000     2,036,006
                                           ------------
                                             27,488,861
                                           ------------
INTERMEDIATE CARE FACILITIES - 0.4%
IN State Health Facilities
   Financing Authority, Hoosier
   Care, Inc., Series 1999 A,
   7.125% 06/01/34              2,425,000     2,060,935
                                           ------------
NURSING HOME - 0.2%
HI State Department of Budget
   and Finance, Kahala Senior
   Living Community Project,
   Series 2003 A,
   7.875% 11/15/23              1,000,000     1,015,950
IN State Health Facilities
   Financing Authority, Metro
   Health Indiana, Inc.,
   Series 1998,
   6.400% 12/01/33 (b)          1,400,000       182,000
                                           ------------
                                              1,197,950
                                           ------------

-------------------------------------------------------
HOUSING - 2.5%
MULTI-FAMILY - 1.7%
FL Broward County Housing
   Finance Authority, Chaves
   Lake Apartment Project,
   Series 2000 A,
   7.500% 07/01/40              1,500,000     1,529,415
FL Clay County Housing
   Finance Authority, Madison
   Commons Apartments,
   Series 2000 A,
   7.450% 07/01/40                740,000       754,541
FL Orange County Housing
   Finance Authority, Palms at
   Brentwood Apartments,
   Series 1998 K,
   6.500% 12/01/34              1,960,000     1,796,712
IL State Development Finance
   Authority, Catholic Charities
   Housing Development Corp.,
   Series 1993 C,
   5.950% 01/01/09              1,450,000     1,495,907




See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
Municipal Mortgage
   & Equity LLC,
   7.750% 11/01/10 (c)         $2,000,000   $ 2,256,600
OH Lake County, North
   Madison Properties, Ltd.
   Project, Series 1993,
   8.819% 09/01/11                185,000       183,474
RI State Housing & Mortgage
   Finance Corp., Series 1988,
   7.550% 10/01/22                515,000       515,850
                                           ------------
                                              8,532,499
                                           ------------
SINGLE FAMILY - 0.8%
ID State Housing Agency,
   Series 1990 E,
   7.875% 07/01/24                465,000       465,814
NM State Mortgage Finance
   Authority, Series 2000 A-2,
   7.100% 09/01/30              1,365,000     1,550,039
NV State Housing Division,
   Series 1991 A-2,
   7.750% 04/01/22                765,000       766,400
OH Housing Finance Agency:
   Series 1994 B-2,
   6.700% 03/01/25                140,000       145,233
   Series 1997 A-1,
   6.050% 09/01/17                790,000       842,606
                                           ------------
                                              3,770,092
                                           ------------

-------------------------------------------------------
INDUSTRIAL - 5.0%
FOOD PRODUCTS - 3.5%
GA Cartersville Development
   Authority, Anheuser Busch
   Companies., Inc.,
   Series 1999 A,
   7.375% 05/01/09 (d)          9,000,000    10,996,560
IN Hammond,
   American Maize Products Co.,
   Series 1994,
   8.000% 12/01/24              4,560,000     4,967,345
MI State Strategic Funding,
   Michigan Sugar Co.,
   Carollton Project:
   Series 1998 B,
   6.450% 11/01/25                700,000       585,424
   Series 1998 C,
   6.550% 11/01/25                800,000       677,312
                                           ------------
                                             17,226,641
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
FOREST PRODUCTS - 1.1%
WA Port Longview Industrial
   Development Corp.,
   Weyerhaeuser Corp.,
   Series 1992,
   6.875% 10/01/08             $4,750,000   $ 5,567,523
                                           ------------
MANUFACTURING - 0.4%
MO State Development Finance
   Board, Proctor & Gamble Co.,
   Series 1999,
   5.200% 03/15/29              1,000,000     1,081,930
NM Albuquerque Industrial
   Development Authority,
   Motorola, Inc., Series 1983 A,
   10.000% 06/01/13             1,000,000     1,022,310
                                           ------------
                                              2,104,240
                                           ------------

-------------------------------------------------------
OTHER - 10.5%
REFUNDED/ESCROWED (E) - 10.5%
CA Foothill/Eastern
   Transportation Corridor
   Agency, Series 1995 A,
   (a) 01/01/18                10,000,000     5,296,900
CA Southern California Public
   Power Authority, Southern
   Transmission Project,
   Series 1988 A,
   (a) 07/01/14                 8,155,000     5,331,576
CA State, Series 2003,
   5.250% 02/01/23 (f)          2,000,000     2,102,940
FL State, Jacksonville
   Transportation Authority,
   Series 1985,
   9.200% 01/01/15              2,000,000     2,924,340
GA State Municipal Electric
   Authority, Series 1991,
   6.600% 01/01/18              3,600,000     4,632,984
GA Fulton County,
   Series 1992,
   6.375% 01/01/14             13,270,000    16,479,615
MI State, Certificate of
   Participation, Series 2000,
   (a) 06/01/21                 1,000,000       428,100
MI State Sewer Disposal
   Revenue, Series 2003 A,
   5.500% 07/01/18              3,000,000     3,545,070
NC Eastern Municipal Power
   Agency, Series 1991 A,
   6.500% 01/01/18              4,315,000     5,576,706




See notes to investment portfolio.

June 30, 2003




MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (E) (CONTINUED)
NJ Cape May County Municipal
   Utilities Authority,
   Series 2002 A,
   5.750% 01/01/16             $1,000,000   $ 1,202,610
SC Calhoun County, Solid Waste
   Disposal Facilities, Eastman
   Kodak Co., Series 1992,
   6.750% 05/01/17              3,000,000     3,855,060
TX Sabine River Pollution
   Control Revenue, TXU Energy
   Co. Project, Series 2003 A,
   5.800% 07/01/22                500,000       500,645
TX State Municipal Power
   Agency, Series 1989,
   (a) 09/01/08                    75,000        65,950
                                           ------------
                                             51,942,496
                                           ------------

-------------------------------------------------------
OTHER REVENUE - 0.8%
RECREATION - 0.5%
FL Capital Trust Agency,
   Seminole Tribe Convention
   Center, Series 2002 A,
   10.000% 10/01/33             1,500,000     1,713,390
OH Hamilton County Sales
   Tax Revenue, Series 2000 B,
   (a) 12/01/20                 2,000,000       882,840
                                           ------------
                                              2,596,230
                                           ------------
RETAIL - 0.3%
CA State Tobacco Settlement
   Revenue, Golden State
   Tobacco Securitization Corp.,
   Series 2003 A-5,
   7.875% 06/01/42                600,000       602,472
NJ State Economic Development
   Authority, Glimcher Properties
   L.P. Project, Series 1998,
   6.000% 11/01/28                850,000       871,088
                                           ------------
                                              1,473,560
                                           ------------

-------------------------------------------------------
RESOURCE RECOVERY - 0.6%
DISPOSAL - 0.4%
IL Development Finance
   Authority, Waste Management,
   Inc., Series 1997,
   5.050% 01/01/10                500,000       515,215
MI State Strategic Fund, United
   Waste Systems, Inc.,
   Series 1995,
   5.200% 04/01/10                500,000       522,965




                                      PAR         VALUE
-------------------------------------------------------
OH State Air Quality Development
   Authority, JMG Funding Ltd.
   Project, Series 1997,
   5.625% 01/01/23             $1,000,000   $ 1,056,750
                                           ------------
                                              2,094,930
                                           ------------
RESOURCE RECOVERY - 0.2%
NV State Department of
   Business & Industry,
   Republic Services, Inc.
   Project, Series 2003,
   5.625% 12/01/26                500,000       520,000
WY Lincoln County, Environmental
   Improvement Revenue,
   Pacificorp Project,
   Series 1995,
   4.125% 11/01/25                500,000       499,865
                                           ------------
                                              1,019,865
                                           ------------

-------------------------------------------------------
TAX-BACKED - 35.1%
LOCAL APPROPRIATED - 2.1%
CA San Bernardino County,
   Series 2002 A,
   5.000% 07/01/15              2,210,000     2,507,090
IL Chicago Board of Education,
   Series 1992 A,
   6.000% 01/01/16              5,000,000     6,092,250
IN Crown Point School
   Building Corp.,
   Series 2000:
   (a) 01/15/18                 1,550,000       796,638
   (a) 01/15/19                 1,665,000       805,144
                                           ------------
                                             10,201,122
                                           ------------
LOCAL GENERAL OBLIGATIONS - 14.9%
AK North Slope Borough:
   Series 1999 A,
   (a) 06/30/10                 2,515,000     2,000,582
   Series 2000 B,
   (a) 06/30/10                 2,000,000     1,588,280
   Series 2001 A,
   (a) 06/30/12                 5,000,000     3,575,750
CA Golden West School
   Financing Authority,
   Series 1999 A,
   (a) 08/01/15                 1,500,000       896,970
CA Los Angeles Unified
   School District,
   Series 2002,
   5.750% 07/01/16                400,000       484,032
CA Union Elementary
   School District,
   Series 1999 A,
   (a) 09/01/17                 2,300,000     1,219,207




See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
CA West Contra Costa Unified
   School District, Series 2001 B,
   6.000% 08/01/24             $  465,000     $ 571,643
CA Yuba City Unified
   School District, Series 2000,
   (a) 09/01/18                 1,160,000       578,446
IL Champaign County,
   Series 1999,
   8.250% 01/01/20              1,015,000     1,484,580
IL Chicago Board of Education:
   Series 1996,
   6.250% 12/01/12              2,500,000     3,091,000
   Series 1998 B-1:
   (a) 12/01/21                 1,500,000       609,120
   (a) 12/01/22                 3,000,000     1,138,290
   (a) 12/01/23                 2,500,000       891,700
IL Chicago Emergency
   Telephone System,
   Series 1999,
   5.500% 01/01/23              2,250,000     2,607,277
IL Chicago Public Building
   Commission, Series 1999 B,
   5.250% 12/01/18              2,000,000     2,293,040
IL Coles & Cumberland
   County's Unified School
   District, Series 2000,
   (a) 12/01/13                 3,120,000     2,086,282
IL Cook County School District
   No. 102, Series 2001,
   (a) 12/01/20                 3,065,000     1,332,417
IL Will County Community
   Unit School District No. 365
   Valley View, Series 1999 B,
   (a) 11/01/18                 1,900,000       939,265
IL Will County Forest
   Preservation District,
   Series 1999,
   (a) 12/01/16                 1,000,000       554,710
LA New Orleans, Series 1991,
   (a) 09/01/12                 6,250,000     4,473,687
MO Springfield School District
   No.R-12, Series 1991 B,
   9.500% 03/01/07                600,000       757,320
OH Adams County Ohio
   Valley Local School
   District, Series 1995,
   7.000% 12/01/15              3,000,000     3,914,910




                                      PAR         VALUE
-------------------------------------------------------
OH Beavercreek Local School
   District, Series 1996,
   6.600% 12/01/15             $2,500,000   $ 3,234,000
OH Columbus, Series 1998 A,
   5.000% 05/01/14              1,000,000     1,147,350
OH Crooksville Exempt
   Village School District,
   Series 1986,
   7.375% 12/01/07                 25,000        29,959
OH Cuyahoga County,
   Series 1993 A,
   (a) 10/01/12                 1,000,000       717,520
OH Dublin City School District,
   Series 1997,
   (a) 12/01/11                   900,000       673,119
OH Eastern Local School District
   Brown & Highland Counties,
   Series 1995,
   6.250% 12/01/17              1,160,000     1,473,235
OH Gahanna-Jefferson City
   School District, Series 1993,
   (a) 12/01/11                   795,000       597,053
OH Hilliard School District:
   Series 1995 A,
   (a) 12/01/12                 2,505,000     1,788,320
   Series 2000,
   5.750% 12/01/24              1,000,000     1,133,460
OH Kings Local School District,
   Series 1995,
   7.500% 12/01/16              2,110,000     2,930,115
OH Lakota Local School District,
   Series 2001,
   5.500% 12/01/18              1,460,000     1,730,611
OH Massillion City School District,
   Series 2002:
   (a) 12/01/09                   900,000       749,214
   (a) 12/01/11                 1,000,000       747,910
OH Monroe Local School District,
   Series 2002,
   5.750% 12/01/19              1,195,000     1,448,149
OH North Fork Local School
   District, Series 2001,
   5.750% 12/01/17                510,000       619,609
OH Northwest Local School
   District, Series 1998,
   6.000% 12/01/13              1,030,000     1,272,462
OH Olmsted Falls City School
   District, Series 1999,
   5.500% 12/01/03                400,000       406,544
OH Pickerington Local School
   District, Series 2001,
   (a) 12/01/16                 1,340,000       764,108



See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
OH Plain Local School District,
   Series 2000,
   (a) 12/01/27                $1,315,000    $  399,484
OH River Valley Local School
   District, Series 2001,
   5.250% 11/01/23                500,000       564,660
OH Shaker Heights City School
   District, Series 1990 A,
   7.100% 12/15/10                685,000       820,431
OH Southwest Licking Local
   School District, Series 1999,
   5.750% 12/01/16                400,000       483,268
OH Strongville, Series 1996,
   6.500% 12/01/13                165,000       193,847
OH Tri-County North Local
   School District, Series 1986,
   8.125% 12/01/06                 75,000        89,442
OH West Chester Township,
   Series 2002,
   5.750% 12/01/20              1,000,000     1,206,740
PA Philadelphia School District,
   Series 2002 B,
   5.625% 08/01/16                500,000       570,365
PA Pittsburgh School District,
   Series 2002 A,
   5.500% 09/01/17              1,500,000     1,779,135
PR Puerto Rico Commonwealth,
   Series 1998,
   6.000% 07/01/16              2,000,000     2,480,780
TX Galveston County,
   Series 2001:
   (a) 02/01/20                 1,500,000       675,300
   (a) 02/01/22                 3,070,000     1,210,593
TX Hurst Euless Bedford
   Independent School
   District, Series 1998,
   4.500% 08/15/25              2,250,000     2,194,448
TX Houston, Series 2000,
   6.400% 06/01/27              2,000,000     2,287,760
WA Clark County School
   District No. 037,
   Series 2001 C,
   (a) 12/01/20                 1,150,000       498,226
                                           ------------
                                             74,005,725
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 4.2%
IL Metropolitan Pier &
   Exposition Authority,
   Series 1996 A:
   (a) 06/15/12                $5,000,000   $ 3,614,893
   (a) 12/15/12                 8,850,000     6,245,091
IL State, Series 2002-2:
   5.500% 06/15/15              2,000,000     2,370,860
   5.750% 06/15/18              3,000,000     3,620,640
MA State, Series 2002 A,
   5.500% 06/01/15              1,000,000     1,180,670
NY State Local Government
   Assistance Corp.,
   Series 1993 E,
   5.000% 04/01/21              1,000,000     1,101,990
PR Commonwealth of Puerto
   Rico, Public Building
   Authority, Series 2002 C,
   5.500% 07/01/15              1,000,000     1,141,880
WA Central Puget Sound
   Regional Transportation
   Authority, Series 1998,
   5.250% 02/01/21              1,500,000     1,682,430
                                           ------------
                                             20,958,454
                                           ------------
SPECIAL PROPERTY TAX - 0.8%
CA Huntington Beach
   Community Facilities
   District, Grand Coast
   Resort, Series 2001,
   6.450% 09/01/31                500,000       518,420
CA Santa Margarita Water
   District, Series 1999,
   6.250% 09/01/29                750,000       771,817
FL Double Branch Community
   Development District,
   Series 2002 A,
   6.700% 05/01/34                400,000       410,112
IL State Sports Facilities
   Authority, Series 2001,
   (a) 06/15/18                 1,000,000       502,050
TX Dallas County Flood
   Control District, Series 2002,
   7.250% 04/01/32              1,500,000     1,540,320
                                           ------------
                                              3,742,719
                                           ------------
STATE APPROPRIATED - 2.0%
KY State Turnpike Authority,
   Series 1992,
   (a) 01/01/10                 7,500,000     6,112,800
UT State Building Ownership
   Authority, Series 1998 C,
   5.500% 05/15/19              3,450,000     4,040,295
                                           ------------
                                             10,153,095
                                           ------------




See notes to investment portfolio.

June 30, 2003



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE GENERAL OBLIGATIONS - 11.1%
MA Massachusetts Bay
   Transportation Authority:
   Series 1992 B,
   6.200% 03/01/16             $9,825,000  $ 12,245,585
   Series 1994 A:
   7.000% 03/01/14              3,150,000     4,075,155
   7.000% 03/01/19              2,500,000     3,299,975
   Series 1998 A,
   4.500% 03/01/26              3,805,000     3,756,829
   Series 2003 A,
   5.250% 07/01/19              1,200,000     1,374,492
MA State College Building
   Authority Project:
   Series 1994 A:
   7.500% 05/01/11              1,500,000     1,944,195
   7.500% 05/01/14              3,500,000     4,674,915
NJ State Transportation
   Trust Fund Authority,
   Series 1999 A:
   5.750% 06/15/18              5,000,000     6,002,850
   5.750% 06/15/20              1,000,000     1,194,760
OH State, Series 1992,
   6.100% 08/01/12                380,000       468,574
OH State Turnpike Commission,
   Series 1998 A,
   5.500% 02/15/17              1,690,000     1,993,271
PA State, Series 1992-2,
   6.250% 07/01/12              7,200,000     8,912,304
PR Commonwealth of Puerto
   Rico, Series 2001 A,
   5.500% 07/01/16              4,230,000     5,029,555
                                           ------------
                                             54,972,460
                                           ------------

-------------------------------------------------------
TRANSPORTATION - 7.4%
AIR TRANSPORTATION - 1.5%
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 2000 A,
   6.750% 11/01/11 (b)          1,600,000       340,576
IN Indianapolis Airport Authority,
   United Airlines Project,
   Series 1995 A,
   6.500% 11/15/31 (b)          3,000,000     1,162,500
KY Kenton County Airport
   Board, Delta Airlines, Inc.,
   Series 1992 A,
   7.500% 02/01/20              1,000,000       854,200




                                      PAR         VALUE
-------------------------------------------------------
MN Minneapolis & St. Paul
   Metropolitan Airports
   Commission, Northwest
   Airlines:
   Series 2001 A,
   7.000% 04/01/25             $1,250,000   $ 1,022,012
   Series 2001 B,
   6.500% 04/01/25                500,000       432,660
NC Charlotte/Douglas
   International Airport,
   U.S. Airways, Inc.:
   Series 1998,
   5.600% 07/01/27              1,000,000       729,230
   Series 2000,
   7.750% 02/01/28              1,000,000       797,500
NJ State Economic
   Development Authority,
   Continental Airlines, Inc.,
   Series 1999,
   6.250% 09/15/29              2,000,000     1,594,960
TN Memphis-Shelby County
   Airport Authority, Federal
   Express Corp., Series 2002,
   5.050% 09/01/12                500,000       537,950
                                           ------------
                                              7,471,588
                                           ------------
AIRPORT - 0.2%
MA State Port Authority
   Revenue, Series 1999,
   10.810% 01/01/21             1,000,000     1,221,880
                                           ------------
PORTS - 0.6%
WA Port of Seattle,
   Series 1999,
   5.500% 09/01/17              2,445,000     2,867,643
                                           ------------
RAILROAD - 0.0%
OH Cleveland-Cuyahoga
   County Port Authority,
   Oglebay Northern Co.
   Project, Series 1997-1,
   6.000% 03/01/07                180,000       199,508
                                           ------------
TOLL FACILITIES - 3.4%
CO E-470 Public Highway
   Authority, Series 2000 B,
   (a) 09/01/18                 4,600,000     2,293,836
MA State Turnpike Authority:
   Series 1993 A,
   5.000% 01/01/20              2,000,000     2,224,880
   Series 1997 C,
   (a) 01/01/20                 2,000,000       932,120




See notes to investment portfolio.

June 30, 2003


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TRANSPORTATION (CONTINUED)
TOLL FACILITIES (CONTINUED)
NY Triborough Bridge &
   Tunnel Authority:
   Series 1992 Y,
   6.125% 01/01/21             $5,500,000   $ 6,851,625
   Series 2002 E,
   5.500% 11/15/20                550,000       648,774
VA Richmond Metropolitan
   Authority,
   Series 1998,
   5.250% 07/15/22              1,100,000     1,250,348
   Series 2002,
   5.250% 07/15/22              2,485,000     2,824,650
                                           ------------
                                             17,026,233
                                           ------------
TRANSPORTATION - 1.7%
GA Metropolitan Atlanta Rapid
   Transit Authority,
   Series 1992 P,
   6.250% 07/01/20              4,000,000     5,056,880
NV State Department of
   Business & Industry,
   Las Vegas Monorail
   Project, Series 2000:
   7.375% 01/01/30                650,000       598,611
   7.375% 01/01/40                500,000       454,845
OH Toledo-Lucas County
   Port Authority, CSX
   Transportation, Inc.,
   Series 1992,
   6.450% 12/15/21              2,000,000     2,181,860
                                           ------------
                                              8,292,196
                                           ------------

-------------------------------------------------------
UTILITY - 24.7%
INDEPENDENT POWER PRODUCER - 0.6%
NY Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen
   Partners, Series 1998,
   5.500% 01/01/23              1,000,000       938,300
PR Commonwealth of Puerto
   Rico Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project, Series 2000,
   6.625% 06/01/26                650,000       683,963




                                      PAR         VALUE
-------------------------------------------------------
VA Pittsylvania County
   Industrial Development
   Authority, Multitrade of
   Pittsyvania, Series 1994 A,
   7.550% 01/01/19             $1,500,000   $ 1,537,260
                                           ------------
                                              3,159,523
                                           ------------
INVESTOR OWNED - 1.9%
IN Michigan City, Northern
   Indiana Public Service Co.,
   Series 1973 A,
   5.700% 10/01/03              1,105,000     1,117,111
IN Petersburg, Series 1995 C,
   5.950% 12/01/29              1,500,000     1,419,690
IN State Development Finance
   Authority, Series 1999,
   5.950% 08/01/30              1,000,000       913,140
OH State Air Quality
   Development Authority,
   Cleveland Electric
   Illuminating Co.,
   Series 2002 A,
   6.000% 12/01/13              2,500,000     2,631,300
TX Brazos River Authority,
   Texas Utilities Electric
   Co. Project:
   Series 1999 B,
   6.750% 09/01/34              2,455,000     2,696,621
   Series 2001 C,
   5.750% 05/01/36                500,000       523,120
                                           ------------
                                              9,300,982
                                           ------------
JOINT POWER AUTHORITY - 10.2%
GA State Municipal Electric
   Authority, Series 1991,
   6.600% 01/01/18             17,700,000    22,358,994
MN Southern Minnesota
   Municipal Power
   Agency, Series 2002 A,
   5.250% 01/01/17              2,000,000     2,308,680
NC Eastern Municipal
   Power Agency,
   Series 1991 A,
   6.500% 01/01/18              2,185,000     2,549,873
   Series 1992,
   (a) 01/01/09                 2,260,000     1,932,006
   Series 1993,
   6.000% 01/01/18              5,500,000     6,715,225
   Series 2003 D,
   5.500% 01/01/14              3,000,000     3,238,470
OH State Municipal Electricity
   Generation Agency,
   Series 2001,
   (a) 02/15/29                 3,000,000       852,660




See notes to investment portfolio.

June 30, 2003




MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY (CONTINUED)
WA State Public Power
   Supply System:
   Nuclear Project No. 2,
   Series 1992 A,
   6.300% 07/01/12             $3,500,000   $ 4,230,450
   Nuclear Project No. 3,
   Series 1989 B,
   (a) 07/01/08                 7,000,000     6,058,010
                                           ------------
                                             50,244,368
                                           ------------
MUNICIPAL ELECTRIC - 4.3%
NC University of North Carolina
   at Chapel Hill, Series 1997,
   (a) 08/01/20                 1,750,000       789,932
NY Long Island Power Authority,
   Series 2000,
   (a) 06/01/20                   450,000       206,406
OH Cleveland Public Power
   System Revenue,
   Series 1994 A,
   (a) 11/15/13                 2,000,000     1,357,500
PA Westmoreland County
   Municipal Authority,
   Series 2000 A,
   (a) 08/15/23                 1,400,000       519,218
PR Puerto Rico Electric
   Power Authority:
   Series 2002 JJ,
   5.375% 07/01/17              1,000,000     1,165,060
   Series 2002 KK,
   5.500% 07/01/16              2,000,000     2,378,040
SD Heartland Consumers
   Power District, Series 1992,
   6.000% 01/01/17              8,000,000     9,788,480
TX Austin Electric Utility
   Systems Revenue,
   Series 2002,
   5.500% 11/15/16              1,000,000     1,175,770
TX Austin Financial Service
   Department, Series 1998,
   5.250% 05/15/25              3,710,000     4,122,107
                                           ------------
                                             21,502,513
                                           ------------
WATER & SEWER - 7.7%
AZ Mesa Utility System
   Revenue, Series 2002,
   5.250% 07/01/15              1,600,000     1,862,256
DE State Economic
   Development Authority,
   General Waterworks Corp.,
   Series 1992 B,
   6.450% 12/01/07              1,160,000     1,351,087



                                      PAR         VALUE
-------------------------------------------------------
GA Atlanta Water &
   Wastewater Revenue:
   Series 1999 A,
   5.500% 11/01/22             $1,225,000   $ 1,420,142
   Series 2001 A,
   5.500% 11/01/27              1,500,000     1,736,985
GA Fulton County,  Series 1992,
   6.375% 01/01/14                430,000       526,066
NY State Environmental
   Facilities Corp.,
   Clean Water and Drinking
   Water Revolving Fund
   Project, Series 2002 G,
   5.500% 6/15/17               3,500,000     4,160,835
OH Cleveland Waterworks
   Revenue, Series 1993,
   5.500% 01/01/21              3,000,000     3,475,890
OH Lakewood Water Systems
   Revenue, Series 1995,
   5.850% 07/01/20              2,405,000     2,923,302
OH State Water Development
   Authority:
   Series 1990-1,
   6.000% 12/01/16              1,000,000     1,208,880
   Series 1991 B,
   5.500% 06/01/18              1,000,000     1,180,900
OH Warren Waterworks
   Revenue, Series 1997,
   5.500% 11/01/15                500,000       592,835
PA Allegheny County
   Sanitation Authority,
   Series 1991 A,
   (a) 06/01/07                 2,370,000     2,178,338
PA Dauphin County Industrial
   Development Authority,
   Dauphin Water Supply Co.,
   Series 1992 A,
   6.900% 06/01/24              3,400,000     4,340,066
TX Houston Water & Sewer
   System Revenue:
   Series 1998,
   (a) 12/01/23                 3,500,000     1,249,115
   Series 1991 C:
   (a) 12/01/08                 4,000,000     3,463,160
   (a) 12/01/09                 4,000,000     3,313,040
   (a) 12/01/10                 3,750,000     2,937,825
                                           ------------
                                             37,920,722
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $425,092,154)                   481,001,893
                                           ------------




See notes to investment portfolio.

June 30, 2003


MUNICIPAL
PREFERRED STOCKS - 0.5%         SHARES            VALUE
-------------------------------------------------------
HOUSING - 0.5%
MULTI-FAMILY - 0.5%
Charter Municipal Mortgage
   Acceptance Co.,
   6.625% 06/30/09 (c)
   (cost of $2,000,000)         2,000,000   $ 2,194,640
                                           ------------

SHORT-TERM OBLIGATIONS - 2.0%      PAR
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 2.0%
IA Higher Education Loan
   Authority Revenue, Loras
   College Project, Series 2000,
   1.000% 11/01/30              $ 200,000       200,000
IA State Department of Revenue,
   Ottumwa Regional Health
   Center Hospital, Series 1998,
   1.000% 10/01/06                100,000       100,000
IL Health Facilities Authority
   Revenue, Bromenn Healthcare,
   Inc., Series 2002,
   1.000% 08/15/32                700,000       700,000
NM Farmington Pollution
   Control Revenue, Arizona
   Public Service, Co.,
   Series 1994 B,
   0.900% 09/01/24                200,000       200,000
NY New York City,
   Series 1993 A,
   0.950% 08/01/16              2,800,000     2,800,000
WY Lincoln County Pollution
   Control Revenue, Exxon
   Corp. Project, Series 1984 B,
   0.860% 11/01/14              6,000,000     6,000,000
                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $10,000,000)                     10,000,000
                                           ------------
TOTAL INVESTMENTS - 99.3%
   (cost of $437,092,154) (g)               493,196,533
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.7%        3,724,999
-------------------------------------------------------
NET ASSETS - 100.0%                        $496,921,532
                                           ============






NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) As of June 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.3% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $4,451,240, which represents 0.9% of net assets.
(d) This security, or a portion there of, with a total market value of $3,543,336 are being used to collateralized open futures contracts.
(e) The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principal and interest.
(f) Security purchased on a delayed delivery basis.
(g) Cost for federal income tax purposes is $436,350,655.

Variable rate demand notes (VRDN) are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of June 30, 2003.

Short futures contracts open at June 30, 2003:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  APPRECIATION
TYPE               CONTRACTS      MONTH     AT 6/30/03
--------------------------------------------------------
10 Year U.S.
  Treasury Note    $23,700,000   Sept-03     $414,198





See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003


ASSETS:
Investments, at cost                       $437,092,154
                                           ------------
Investments, at value                      $493,196,533
Cash                                             23,600
Receivable for:
   Fund shares sold                             989,904
   Interest                                   6,627,401
Expense reimbursement due from Distributor        3,930
Deferred Trustees' compensation plan             21,519
                                           ------------
     Total Assets                           500,862,887
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased                        500,000
   Investments purchased on a delayed
     delivery basis                           2,118,580
   Fund shares repurchased                      247,490
   Futures variation margin                      88,875
   Distributions                                581,191
   Management fee                               158,269
   Administration fee                            42,476
   Transfer agent fee                           115,924
   Pricing and bookkeeping fees                  22,528
   Merger fee                                     3,560
   Trustees' fee                                    239
Deferred Trustees' fees                          21,519
Other liabilities                                40,704
                                           ------------
     Total Liabilities                        3,941,355
                                           ------------
NET ASSETS                                 $496,921,532
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $435,936,979
Undistributed net investment income             721,332
Accumulated net realized gain                 3,744,644
Net unrealized appreciation on:
   Investments                               56,104,379
   Futures contracts                            414,198
                                           ------------
NET ASSETS                                 $496,921,532
                                           ============
CLASS A:
Net assets                                 $ 53,979,452
Shares outstanding                            5,756,439
                                           ------------
Net asset value per share                  $       9.38(a)
                                           ============
Maximum offering price per share
   ($9.38/0.9525)                          $       9.85(b)
                                           ============
CLASS B:
Net assets                                 $  8,955,811
Shares outstanding                              955,050
                                           ------------
Net asset value and offering
     price per share                       $       9.38(a)
                                           ============
CLASS C:
Net assets                                 $  1,579,454
Shares outstanding                              168,474
                                           ------------
Net asset value and offering
     price per share                       $       9.38(a)
                                           ============
CLASS Z:
Net assets                                 $432,406,815
Shares outstanding                           46,111,887
                                           ------------
Net asset value, offering and
   redemption price per share              $       9.38
                                           ============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.





 STATEMENT OF OPERATIONS

For the Year Ended June 30, 2003


INVESTMENT INCOME:
Interest                                    $25,989,334
                                            -----------
EXPENSES:
Management fee                                2,020,198
Administration fee                              561,229
Distribution fee:
   Class B                                       47,341
   Class C                                        7,367
Service fee:
   Class A                                       73,740
   Class B                                       12,978
   Class C                                        2,024
Pricing and bookkeeping fees                    214,339
Transfer agent fee                              699,844
Trustees' fee                                    19,648
Custody fee                                      22,888
Merger expense                                   13,409
Other expenses                                  173,433
                                            -----------
   Total Expenses                             3,868,438
Fees waived by Distributor - Class C             (6,878)
Custody earnings credit                          (1,914)
                                            -----------
   Net Expenses                               3,859,646
                                            -----------
Net Investment Income                        22,129,688
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                               10,875,109
   Futures contracts                         (3,415,760)
                                            -----------
     Net realized gain                        7,459,349
                                            -----------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               14,803,551
   Futures contracts                            632,901
                                            -----------
     Net change in unrealized
       appreciation/depreciation             15,436,452
                                            -----------
Net Gain                                     22,895,801
                                            -----------
Net Increase in Net Assets
   from Operations                          $45,025,489
                                            -----------




See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                                YEAR ENDED JUNE 30,
INCREASE (DECREASE)         ---------------------------
IN NET ASSETS:                  2003 (a)      2002
-------------------------------------------------------

OPERATIONS:
Net investment income        $ 22,129,688  $ 21,899,146
Net realized gain on investments
   and futures contracts        7,459,349     9,604,311
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           15,436,452       (90,194)
                             ------------  ------------
Net Increase from Operations   45,025,489    31,413,263
                             ------------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (1,528,000)           --
   Class B                       (222,870)           --
   Class C                        (37,406)           --
   Class Z                    (19,508,563)  (21,918,700)
From net realized gains:
   Class Z                             --   (10,784,241)
                             ------------  ------------
Total Distributions Declared
   to Shareholders            (21,296,839)  (32,702,941)
                             ------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                2,335,628            --
   Proceeds received in
     connection with merger    56,105,119            --
   Distributions reinvested       890,534            --
   Redemptions                 (7,592,477)           --
                             ------------  ------------
     Net Increase              51,738,804            --
                             ------------  ------------
Class B:
   Subscriptions                  302,522            --
   Proceeds received in
     connection with merger    10,260,711            --
   Distributions reinvested       145,914            --
   Redemptions                 (2,149,839)           --
                             ------------  ------------
     Net Increase               8,559,308            --
                             ------------  ------------
Class C:
   Subscriptions                  349,095            --
   Proceeds received in
     connection with merger     1,808,445            --
   Distributions reinvested        28,468            --
   Redemptions                   (668,615)           --
                             ------------  ------------
     Net Increase               1,517,393            --
                             ------------  ------------
Class Z:
   Subscriptions               95,478,788   123,618,485
   Distributions reinvested    13,852,730    20,950,871
   Redemptions               (140,614,453) (154,985,466)
                             ------------  ------------
     Net Decrease             (31,282,935)  (10,416,110)
                             ------------  ------------
Net Increase (Decrease) from
   Share Transactions          30,532,570   (10,416,110)
                             ------------  ------------
Total Increase (Decrease)
   in Net Assets               54,261,220   (11,705,788)





                                YEAR ENDED JUNE 30,
                             ---------------------------
                                2003 (a)      2002
-------------------------------------------------------

NET ASSETS:
Beginning of period          $442,660,312 $454,366,100
                             ------------ ------------
End of period (including
   undistributed net
   investment income
   and overdistributed
   net investment income
   of $721,332 and
   $(99,213), respectively)  $496,921,532 $442,660,312
                             ============ ============

CHANGES IN SHARES:
Class A:
   Subscriptions                  252,043           --
   Issued in connection
     with merger                6,240,857           --
   Issued for distributions
    reinvested                     97,035           --
   Redemptions                   (833,496)          --
                             ------------ ------------
     Net Increase               5,756,439           --
                             ------------ ------------

Class B:
   Subscriptions                   32,805           --
   Issued in connection
     with merger                1,141,022           --
   Issued for distributions
    reinvested                     15,909           --
   Redemptions                   (234,686)          --
                             ------------ ------------
     Net Increase                 955,050           --
                             ------------ ------------

Class C:
   Subscriptions                   37,731           --
   Issued in connection
     with merger                  201,082           --
   Issued for distributions
    reinvested                      3,099           --
   Redemptions                    (73,438)          --
                             ------------ ------------
     Net Increase                 168,474           --
                             ------------ ------------

 Class Z:
   Subscriptions               10,490,877   13,747,862
   Issued for distributions
    reinvested                  1,517,021    2,355,595
   Redemptions                (15,369,022) (17,188,343)
                             ------------ ------------
     Net Decrease              (3,361,124)  (1,084,886)
                             ------------ ------------

(a) On July 29, 2002, the Stein Roe Managed Municipal Fund was redesignated Liberty Managed Municipal Fund, Class Z. Class A, Class B and Class C shares were initially offered on November 1, 2002.



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2003




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Managed Municipals Fund (the "Fund") (formerly, Stein Roe Managed Municipals Fund), a series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"), is a diversified, open-end management investment company organized as a Massachusetts business trust. The Fund's investment goal is to seek a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On July 29, 2002, Stein Roe Managed Municipals Fund was renamed Liberty Managed Municipals Fund and the Fund's existing shares were redesignated as Class Z shares. The Fund began offering Class A, Class B and Class C shares on November 1, 2002.

As of the end of business on November 1, 2002, the Fund acquired all the net assets of Liberty Ohio Tax-Exempt Fund pursuant to a plan of reorganization. All assets of Liberty Ohio Tax-Exempt Fund were transferred to the Fund in a tax-free exchange and shareholders of Liberty Ohio Tax-Exempt Fund received shares of Liberty Managed Municipals Fund in exchange for their shares as follows:

        LIBERTY       LIBERTY OHIO
        MANAGED        TAX-EXEMPT
    MUNICIPALS FUND     FUND NET        UNREALIZED
     SHARES ISSUED   ASSETS RECEIVED   APPRECIATION1
     -------------   --------------   --------------
       7,582,961       $68,174,275      $5,937,882

1  Unrealized Appreciation is included in the Net Assets Received amount above.

                       NET ASSETS       NET ASSETS
      NET ASSETS    OF LIBERTY OHIO     OF LIBERTY
      OF LIBERTY       TAX-EXEMPT         MANAGED
        MANAGED           FUND        MUNICIPALS FUND
    MUNICIPALS FUND    IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO           AFTER
      COMBINATION      COMBINATION      COMBINATION
     -------------    -------------    -------------
     $443,275,288      $68,174,275     $511,449,563

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 day or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade in securities other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and cause the Fund to subsequently invest at least advantageous prices.

June 30, 2003



DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT INCOME, DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at June 30, 2003.


NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, defaulted bond interest, market discount reclasses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
        INCOME            LOSS            CAPITAL
     -------------    -------------    -------------
       $(12,304)      $(2,057,572)      $2,069,876

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. Included in the reclassification are book to tax timing differences totaling $2,083,287 which were acquired as part of the merger. These timing differences are mostly comprised of capital loss carryforwards and straddle reversals.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

                                 2003           2002
                                 ----           ----
Tax-Exempt Income         $21,266,033    $21,854,299
Ordinary Income                30,806      4,858,610
Long-Term
  Capital Gains                    --      5,990,032

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED    UNDISTRIBUTED
      TAX-EXEMPT        LONG-TERM       UNREALIZED
        INCOME        CAPITAL GAINS    APPRECIATION
     -------------    -------------    -------------
        $626,345       $7,760,037       $56,845,878

The estimated capital loss carryforward obtained from the Liberty Ohio Tax-Exempt Fund was $1,512,102, of which all was utilized by the Liberty Managed Municipals Fund for the year ended June 30, 2003.

June 30, 2003




NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES
On April 1, 2003, Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor and administrator to the Fund and Colonial Management Associates, Inc. ("Colonial"), the pricing and bookkeeping agent, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee as follows:

AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
------------------------        ---------------
First $100 million                   0.450%
Next $100 million                    0.425%
Next $800 million                    0.400%
Over $1 billion                      0.375%

ADMINISTRATION FEE:
Columbia also provides accounting and other services for a monthly fee to the Fund as follows:

AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
------------------------        ---------------
First $100 million                   0.150%
Next $100 million                    0.125%
Next $800 million                    0.100%
Over $1 billion                      0.075%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreements with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2003, the net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $2,657 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $9,160 and $ 1,871 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan"), for its Class A, Class B and Class C shares which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% on net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1994 and (2) 0.25% on net assets attributable to all other shares. This arrangement results in a rate of service fee payable by Class A, Class B and Class C shares that is a blend between the 0.10% and 0.25% rates. For the year ended June 30, 2003, the service fee for Class A was 0.21% for Class B was 0.21% and for Class C was 0.21%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.05% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

June 30, 2003



The Fund has an agreement with its custodian bank under which $1,914 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $200,158,036 and $186,692,384, respectively. Unrealized appreciation/depreciation at June 30, 2003, for federal income tax purposes was:

     Gross unrealized appreciation        $62,869,644
     Gross unrealized depreciation         (6,023,766)
                                          -----------
       Net unrealized appreciation        $56,845,878
                                          ===========
OTHER
Investing in high-yield securities offers the potential for high current income and attractive total return, but involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. At June 30, 2003, the Fund had a significant concentration in Ohio representing 14% of net assets.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended June 30, 2003, there were no borrowings under this agreements.

 FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout the period is as follows:

                                                                                    PERIOD
                                                                                     ENDED
                                                                                    JUNE 30,
CLASS A SHARES                                                                      2003 (a)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $  9.01
                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                               0.26
Net realized and unrealized gain on investments and futures contracts                   0.37
                                                                                     -------
   Total from Investment Operations                                                     0.63
                                                                                     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                             (0.26)
                                                                                     -------
NET ASSET VALUE, END OF PERIOD                                                       $  9.38
                                                                                     =======
Total return (c)(d)                                                                    7.06%
                                                                                     =======
RATIOS TO AVERAGE NET ASSET/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                                        0.97%
Net investment income (e)(f)                                                           4.27%
Portfolio turnover rate                                                                  40%
Net assets, end of period (000's)                                                    $53,979

(a)Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(f)Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                                                      PERIOD
                                                                                       ENDED
                                                                                      JUNE 30,
CLASS B SHARES                                                                        2003 (a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $  9.01
                                                                                       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                 0.21
Net realized and unrealized gain on investments and futures contracts                     0.37
                                                                                       -------
   Total from Investment Operations                                                       0.58
                                                                                       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                               (0.21)
                                                                                       -------
NET ASSET VALUE, END OF PERIOD                                                         $  9.38
                                                                                       =======
Total return (c)(d)                                                                      6.54%
                                                                                       =======
RATIOS TO AVERAGE NET ASSET/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                                          1.72%
Net investment income (e)(f)                                                             3.52%
Portfolio turnover rate                                                                    40%
Net assets, end of period (000's)                                                      $ 8,956

(a)Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(f)Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                                                       PERIOD
                                                                                        ENDED
                                                                                       JUNE 30,
CLASS C SHARES                                                                         2003 (a)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $  9.01
                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                  0.25
Net realized and unrealized gain on investments and futures contracts                      0.35
                                                                                        -------
   Total from Investment Operations                                                        0.60
                                                                                        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                (0.23)
                                                                                        -------
NET ASSET VALUE, END OF PERIOD                                                          $  9.38
                                                                                        -------
Total return (c)(d)(e)                                                                    6.75%
                                                                                        -------
RATIOS TO AVERAGE NET ASSET/SUPPLEMENTAL DATA:
Expenses (f)(g)                                                                           1.02%
Net investment income (f)(g)                                                              4.20%
Waiver/reimbursement (g)                                                                  0.70%
Portfolio turnover rate                                                                     40%
Net assets, end of period (000's)                                                       $ 1,579

(a)Class C shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                               YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------------------
CLASS Z SHARES                                             2003 (a)       2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                                     $  8.95       $  8.99      $  8.65      $  9.07      $  9.38
                                                           -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                                         0.42(b)       0.43(b)(c)   0.45(b)      0.47         0.47
Net realized and unrealized gain (loss)
   on investments and futures contracts                       0.41          0.18(c)      0.41        (0.32)       (0.31)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                           0.83          0.61         0.86         0.15         0.16
                                                           -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.40)        (0.44)       (0.45)       (0.47)       (0.47)
From net realized gains                                         --         (0.21)       (0.07)       (0.10)          --
                                                           -------       -------      -------      -------      -------
   Total Distributions Declared to Shareholders              (0.40)        (0.65)       (0.52)       (0.57)       (0.47)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                                           $  9.38       $  8.95      $  8.99      $  8.65      $  9.07
                                                           -------       -------      -------      -------      -------
Total return (d)                                             9.50%         7.06%       10.13%        1.86%        1.67%
                                                           -------       -------      -------      -------      -------
RATIOS TO AVERAGE NET
   ASSET/SUPPLEMENTAL DATA:
Expenses (e)                                                 0.76%         0.76%        0.74%        0.69%        0.72%
Net investment income (e)                                    4.58%         4.82%(c)     5.07%        5.39%        5.02%
Portfolio turnover rate                                        40%           17%          17%          19%          17%
Net assets, end of period (000's)                         $432,407      $442,660     $454,366     $458,205     $538,322

(a)On July 29, 2002, the Fund's existing shares were redesignated Class Z shares.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of investment income to average net assets from 4.81% to 4.82%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested.
(e)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST LIBERTY MANAGED MUNICIPALS FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Liberty Managed Municipals Fund (formerly, Stein Roe Managed Municipals Fund) (the "Fund") (a series of Liberty-Stein Roe Funds Municipal Trust) as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Managed Municipals Fund (a series of Liberty-Stein Roe Funds Municipal Trust) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
August 19, 2003

 UNAUDITED INFORMATION


FEDERAL INCOME TAX INFORMATION:

99.86% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

For the fiscal year ended June 30, 2003, the Fund designates long-term capital gains of $7,760,037.

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                        Number of
                                          Year First                                                   Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed        Principal Occupation(s)                    Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee      1996        Executive Vice President - Strategy of United          85          None
P.O. Box 66100                                          Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                       President of UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002; Executive
                                                        Vice President and Chief Financial Officer of United
                                                        Airlines from March, 1993 to September, 2001; Senior
                                                        Vice President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee      1996        Executive Vice President-Corporate Development         85          None
One Kellogg Square                                      and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                  Kellogg Company (food manufacturer), since
                                                        September, 1999; Senior Vice President, Secretary and
                                                        General Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products manufacturer) from
                                                        January, 1995 to September, 1999.

Richard W. Lowry (Age 67)      Trustee      1995        Private Investor since August, 1987 (formerly          87(4)       None
10701 Charleston Drive                                  Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                    Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee      1981        Professor of Economics, University of Washington,      120(2)      None
Department of Economics                                 since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                Professor of Political Economy, University of
Seattle, WA 98195                                       Washington, since September, 1993; Director, Institute
                                                        for Economic Research, University of Washington, since
                                                        September, 2001; Adjunct Professor of Statistics,
                                                        University of Washington, since September, 1980;
                                                        Associate Editor, Journal of Money Credit and Banking,
                                                        since September, 1993; consultant on econometric and
                                                        statistical matters.

John J. Neuhauser (Age 60)     Trustee      1985        Academic Vice President and Dean of Faculties since    88(4,5) Saucony, Inc.
84 College Road                                         August, 1999, Boston College (formerly Dean, Boston             (athletic
Chestnut Hill, MA 02467-3838                            College School of Management from September, 1977               footwear);
                                                        to September, 1999.                                          SkillSoft Corp.
                                                                                                                        (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee      1998        Business Consultant since 1999 (formerly Professor of  85          None
2208 Tawny Woods Place                                  Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                        College of Business, Boise State University); Chartered
                                                        Financial Analyst.



                                                                                                         Number of
                                          Year First                                                  Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1      During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)    Trustee      1996        Managing Director, William Blair Capital Partners      85        Anixter
27 West Monroe Street, Suite 3500                       (private equity investing) since September, 1994              International
Chicago, IL 60606                                       (formerly Chief Executive Officer and Chairman              (network support
                                                        of the Board of Directors, Continental Bank                      equipment
                                                        Corporation prior thereto).                                    distributor),
                                                                                                                        Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                         estate
                                                                                                                        management
                                                                                                                         services)
                                                                                                                      and MONY Group
                                                                                                                   (life insurance).

Anne-Lee Verville (Age 58)     Trustee      1998        Author and speaker on educational systems needs        86(5)  Chairman of
359 Stickney Hill Road                                  (formerly General Manager, Global Education                   the Board of
Hopkinton, NH  03229                                    Industry from 1994 to 1997, and President,                      Directors,
                                                        Applications Solutions Division from 1991 to 1994,            Enesco Group,
                                                        IBM Corporation (global education and                       Inc. (designer,
                                                        global applications)).                                        importer and
                                                                                                                     distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).




INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee      1994        Managing Partner, Park Avenue Equity Partners          87(4) Lee Enterprises
399 Park Avenue                                         (private equity) since February, 1999 (formerly              (print media),
Suite 3204                                              Founding Partner, Development Capital LLC                 WR Hambrecht + Co.
New York, NY 10022                                      from November 1996 to February, 1999; Dean and            (financial service
                                                        Professor, College of Business and Management,                provider) and
                                                        University of Maryland from October, 1992 to                  First Health
                                                        November, 1996).                                               (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,     2000        Executive Vice President and Chief Operating Officer   86(6)       None
One Financial Center        Chairman of                 of Columbia Management Group, Inc. (Columbia
Boston, MA 02111            the Board and               Management) since December, 2001 and Director,
                              President                 Executive Vice President and Chief Operating Officer of
                                                        the Advisor since April, 2003 (formerly Chief Operations
                                                        Officer of Mutual Funds, Liberty Financial Companies,
                                                        Inc. from August, 2000 to November, 2001; Executive
                                                        Vice President of Stein Roe & Farnham Incorporated
                                                        (Stein Roe) from April, 1999 to April, 2003; Director
                                                        of Colonial Management Associates, Inc. (Colonial)
                                                        from April, 1999 to April, 2003; Director of Stein Roe
                                                        from September, 2000 to April, 2003) President of
                                                        Liberty Funds and Galaxy Funds since February, 2003
                                                        (formerly Vice President from September 2002 to
                                                        February 2003); Manager of Stein Roe Floating Rate
                                                        Limited Liability Company since October, 2000;
                                                        (formerly Vice President of the Liberty Funds from
                                                        April, 1999 to August, 2000; Chief Operating Officer
                                                        and Chief Compliance Officer, Putnam Mutual Funds
                                                        from December, 1993 to March, 1999).





1 In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2 In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3  Mr. Mayer is an "interested person" (as defined in the Investment Company
   Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
   Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5 In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.


OFFICERS AND TRANSFER AGENT

                                         Year First
                                         Elected or
                         Position with   Appointed
Name, Address and Age   Liberty Funds    to Office       Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)     Chief        2001        Controller of the Liberty Funds and of the Liberty All-Star Funds since May,
One Financial Center         Accounting                 2002; Chief Accounting Officer of the Liberty Funds and Liberty All-Star
Boston, MA 02111             Officer and                Funds since June, 2001; Controller and Chief Accounting Officer of the
                             Controller                 Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                        Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from July,
                                                        1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer    2000        Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                    December, 2000; Vice President of the Advisor since April, 2003 (formerly
Boston, MA 02111                                        Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                        February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                        September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                        LLC since December, 2002 (formerly Vice President of Colonial from February,
                                                        1998 to October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).








IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Managed Municipals Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Managed Municipals Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Managed Municipals Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Liberty Managed Municipals Fund  ANNUAL REPORT, JUNE 30, 2003


[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20



                                                798-02/617O-0603 (08/03) 03/2208

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty - Stein Roe Funds Municipal Trust
            -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date   September 5, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    September 5, 2003
    -------------------------------------------------------------------